Logo: Fifth Third Funds



      Money Market Mutual Funds
      SEMI-ANNUAL REPORT TO SHAREHOLDERS



--------------------------------------------------------------------------------
January 31, 2003

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS
In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.



This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fifth Third Funds, including fees, expenses and sales charges, please call 1-800-282-5706 for a prospectus, which you should read carefully before you invest or send money. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:
o ARE NOT FDIC INSURED
o HAVE NO BANK GUARANTEE
o MAY LOSE VALUE

TABLE OF CONTENTS

Economic Outlook and
Commentary Section.................  1
Manager Commentary.................  4
Schedules of Portfolio
    Investments....................  5
Notes to Schedules of
    Portfolio Investments.......... 19
Statements of Assets
    and Liabilities................ 20
Statements of Operations........... 22
Statements of Changes
    in Net Assets.................. 24
Notes to Financial Statements...... 26
Financial Highlights............... 30


logo: 5/3
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                                                              OUR MESSAGE TO YOU

We are pleased to present the Fifth Third Funds' semi-annual report to shareholders for the six-month period ended January 31, 2003. This letter includes a discussion of economic and market conditions during the period, a review of our investment principles and our outlook for the coming months.

AN UNCERTAIN ECONOMIC ENVIRONMENT

The U.S. economic recovery continued during the period ended January 31, 2003. However, the recovery was weaker and more uneven than many investors expected, and the period was characterized by a great deal of uncertainty about the economy's prospects.

General macroeconomic conditions pointed toward continued growth. Fourth-quarter 2002 earnings for companies in the Standard & Poor's 500 Index1 ("S&P 500") rose for the third consecutive quarter on a year-over-year basis, driven largely by strong productivity gains of 5% in 2002. Meanwhile, employment growth and workers' real disposable income stayed healthy. Many leading economic indicators signaled an economy in recovery. Inflation rose slightly, but remained well under control.

Unfortunately, other factors overshadowed these positive developments. Fears of a possible war with Iraq and the outbreak of an oil workers' strike in Venezuela created uncertainty, pushing energy prices higher, hurting consumer and corporate spending. Concerns about terrorism also weighed heavily on Americans' minds. Consumer confidence during the period fell to a nine-year low, while consumer spending in the fourth quarter dropped to its lowest fourth-quarter level since 1993. Capital spending by U.S. corporations fell 10% last year as companies delayed spending in the unpredictable environment. Furthermore, the U.S. experienced a $470 billion trade deficit in 2002. These conditions caused U.S. Gross Domestic Product1 ("GDP") growth to fall from 3% during the third quarter of 2002 to 1.3% during the fourth quarter.

The Federal Reserve Board (the "Fed") tried to boost economic growth in November by cutting the federal funds rate by 50 basis points to 1.25%--it's lowest level in more than forty years. This rate cut was more aggressive than many investors expected, and showed the Fed's commitment to help the economy out of the soft patch it fell into last summer.

STOCKS SUFFER

Stocks performed poorly in that environment, despite a brief rally during October and November and another in early January. The first rally followed surprisingly positive earnings, economic growth and consumer confidence data, while the second occurred after President Bush proposed a fiscal stimulus plan that included the elimination of double-taxation on dividends. The S&P 500 Index fell 5.26% during the six month period ended January 31, 2003, as concerns about geopolitical events, the economy and corporate profits caused investors to sell stocks. The S&P 500's trailing 12-month price-to-earnings1 ratio (P/E) has fallen from a high of 31 in 2000 to 17 as of January 31, 2003.

Shares of small companies and value stocks with low P/E ratios outperformed the broad stock market, even though both of those sectors delivered negative returns: The Russell 2000(R) Index1 of small-cap stocks declined 4.44%, while the S&P/Barra Value Index1 of value stocks was down 4.67%. The best-performing stocks were those of companies with relatively simple business models and the potential to deliver reliable earnings growth, in sectors such as consumer staples. Meanwhile, technology stocks continued suffer significant losses.


Line Chart:
Gross Domestic Product and Disposable Personal Income - Percent of Change From Preceeding Year

PERCENTAGE

                             1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
Gross domestic product        2.7      4    2.7    3.6    4.4    4.3    4.1    3.8    0.3    2.4
Disposable personal income    1.4    2.6    2.6    2.5    3.1    5.4    2.6    4.8    1.8    4.5

--------------------------------------------------------------------------------
LINE CHART:
LARGE CAP, SMALL CAP AND VALUE VS. INFLATION1

        S&P 500 Index     S&P/BARRA 500 Value Index   Russell 2000 Index      U.S. Inflation (Value)
92      10000             10000                       10000                   10000
93      10999             11860                       11891                   10275
94      11143             11784                       11674                   10550
95      15313             16143                       14994                   10817
96      18847             19693                       17467                   11177
97      25135             25597                       21373                   11367
98      32319             29353                       20829                   11550
99      39120             33088                       25257                   11860
00      35558             35103                       24494                   12262
01      31332             30992                       25103                   12452
02      24406             24529                       19960                   12748
03      23767             23857                       19408                   12805

Past performance is no indication of future results. The above performance does not represent the performance of any Fifth Third Fund, to view each Funds performance, please refer to the Management Discussion of Fund Performance section. Investors cannot invest directly in an index, although they can invest in its underlying securities. Please refer to page 3 for additional information and index definitions.



As 2002 ended, investors faced a third consecutive year of stock market losses--a string that has only occurred three times since 1900. The S&P 500's decline of 22.10% for the calendar year ended 2002, was the steepest since 1974, with only 131 stocks in the index posting positive returns. Indeed, all ten sectors of the S&P 500 lost ground in 2002. Meanwhile, only three stocks in the Dow Jones Industrial Average1--Kodak, 3M and Procter & Gamble--delivered positive returns last year.

BONDS OUTPERFORM AGAIN

Bonds posted strong performance during the six month period ended January 31, 2003, thanks to the Fed's 50-basis-point rate cut and risk-averse investors. At the close of 2002, the fixed-income markets had outperformed the equity markets for three consecutive years, an event last seen during the Great Depression.

Corporate bonds outperformed all other bond market sectors during the six-month period. The spreads between yields on corporate bonds and Treasuries expanded in October to their widest levels since 1986. These relatively high yields on corporate securities and the fact that many companies strengthened their balance sheets throughout 2002 attracted bond investors. As a result, corporate bond yields fell during the second half of the period, pushing their prices higher.

Bonds issued by the U.S. Treasury and U.S. government agencies also performed well, as investors sought the potential stability of such issues. Mortgage-backed and asset-backed bonds benefited from their attractive yields relative to Treasuries. Long-term bonds, which benefit most from falling interest rates, outperformed intermediate- and short-term securities. For example, for the six months ended January 31, 2003, the Lehman Brothers Long-Term Government Credit Index returned 8.29%, versus 6.87% for the Lehman Brothers Intermediate Credit Bond Index and 2.17% for the Lehman Brothers 1-3 Year Government Bond Index.1

THE OUTLOOK

We believe geopolitical issues and their ramifications will continue to dominate the economy and markets until these concerns are resolved. We believe that Washington will address these foreign policy issues, enabling investors to focus on economic and financial fundamentals.

The economy continues to exhibit mixed signals. Consumers and companies face problems such as rising energy prices, the threat of war, high debt loads, and low capacity utilization. However, we are encouraged by the number of leading economic indicators that are rising. The government has provided significant monetary and fiscal stimulus, which should help keep consumer spending healthy and encourage more capital spending from corporations. Government spending on homeland security and defense are also likely to rise during the coming months. Furthermore, inflation remains low and personal incomes are improving.

Corporate earnings growth remains in place and we expect profits to continue to improve. Interest rates are low and investors currently have as much as $6.5 trillion in money market funds and cash equivalents waiting to be redeployed into longer duration investments.

We believe that investors' returns in the fixed-income market will come primarily from coupon income, not capital appreciation. Interest rates may rise somewhat going forward, as geopolitical tensions subside and the government's fiscal and monetary stimulus help to strengthen the economy. However, we believe inflation will continue to remain under control due to massive excess productive capacity on a global basis. The Fed, therefore, is likely to maintain a neutral monetary policy until they are certain the economic recovery has taken hold. Corporate bonds should continue to perform well as the economy improves.

THE LESSON OF DIVERSIFICATION

The recent market environment serves as a good reminder of the importance of diversification. Investors who tilted their portfolios heavily toward large-company stocks during the late 1990s have suffered especially severe losses during the market downturn of the past three years. Investors who held shares of small- and mid-cap stock funds have generally per-

--------------------------------------------------------------------------------

formed better. Likewise, many investors today may be tempted to ignore stocks completely and shift their assets into bond funds. Such attempts to time the market have been shown repeatedly to be extremely difficult if not impossible.

We believe there is a better approach to creating wealth over time with reasonable levels of risk: Build and maintain a portfolio of funds that consistently offers exposure to a wide variety of asset classes (stocks, bonds, etc.), investment styles (value and growth) and market capitalizations (small-, mid- and large-cap). This level of diversification may be especially important in today's environment, where much debate about which types of stocks will lead the market as the economy improves.

As part of our commitment to helping our shareholders successfully build and maintain well-diversified fund portfolios, we recently have introduced the Fifth Third LifeModel FundsSM. The Fifth Third LifeModel FundsSM consist of five actively managed asset-allocation funds: the Fifth Third LifeModel Aggressive FundSM, the Fifth Third LifeModel Moderately Aggressive FundSM, the Fifth Third LifeModel Moderate FundSM, the Fifth Third LifeModel Moderately Conservative FundSM, and the Fifth Third LifeModel Conservative FundSM.

Each of the five Funds invests in a diversified group of Fifth Third mutual funds, and is designed to match investors' objectives and risk tolerance. For example, the Fifth Third LifeModel Conservative FundSM typically invests between 70% and 90% of its assets in the Fifth Third bond funds, 10% to 30% in the Fifth Third equity funds, and up to 20% of its assets in Fifth Third money market funds. By contrast, the Fifth Third LifeModel Aggressive FundSM typically invests 80% to 100% of its assets in the Fifth Third equity funds,up to 20% of its assets in the Fifth Third bond funds, and up to 10% of its assets in the Fifth Third money market funds. The Funds' exposure to various asset classes, market capitalizations, and investment styles is actively managed and rebalanced by a team of our managers to take advantage of changing market conditions.

Thank you for your continued confidence in the Fifth Third Funds. We look forward to serving you in the months and years ahead, as we strive to provide a full range of investment vehicles that can help you achieve your most important financial goals.

Sincerely,
John Augustine
Director of Investment Strategy
Fifth Third Bank

1Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than large company stocks on average.

Standard & Poor's 500 Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.



The Russell 2000 Index measures the performance of the 2,000 smallest companies found in the Russell universe. These securities represent approximately 8% of the total market capitalization of the Russell 3000 Index. The securities, which comprise this index, have high price-to-book ratios and higher forecasted growth values.

S&P/BARRA Value Index is constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The index contains firms with higher book-to-price ratios. Each company in the index is assigned to either the value or the growth index so that the two style indexes "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

Dow Jones Industrial Average is a price-weighted average based on the price-only performance of 30 blue chip stocks (The average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stocks splits, stock dividends, and substitutions of stocks).

Lehman Brothers Long-Term Government Credit Index is comprised of approximately 5,000 issues, which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates 22 years.

Lehman Brothers Intermediate Credit Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC-registered corporate debt. Included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, or international agencies.

Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index comprised of the full range of 1-3 year U. S. Government and agency securities.

The above indices do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Gross Domestic Product is the measure of the market value of the goods and services produced by labor and property in the United States.

Price-to-Earnings Ratio is also known as the P/E multiple, this is the latest closing price divided by the latest 12 months' earnings per share. P/E is perhaps the single most widely used factor in assessing whether a stock is pricey or cheap.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MONEY MARKET FUNDS+
An interview with John Hoeting and Patty Younker, portfolio managers

Q. WHAT WERE CONDITIONS FOR MONEY MARKETS DURING THE SIX MONTHS ENDED JANUARY 31, 2003?

The U.S. economy continued to experience below trend growth, highlighting its struggle in gaining some economic momentum. These economic conditions coupled with ongoing geopolitical risks have unquestionably placed a restraint on business spending and employment growth. As a result, short-term interest rates drifted lower during the period, culminating with the Federal Open Market Committee (FOMC) lowering the federal funds target rate by 50 basis points to 1.25% in November. Furthermore, as the period came to a close, further economic deterioration has prompted the hint of additional federal funds' easing during the first half of 2003. The reduction in the federal funds rate and lower short-term interest rates showed up relatively quickly in money market fund yields. Similar conditions occurred in the municipal market; however, a large supply of new issues forced municipalities to offer more competitive yields to attract investors at year-end.

Q. HOW DID YOU MANAGE THE FUNDS IN THAT ENVIRONMENT?

In general, the Funds' duration strategy was to maintain a relatively neutral to slightly long weighted average maturity versus its respective peers. That approach helped the Funds' relative performance particularly after the FOMC lowered the Federal Funds target rate in November. The money market funds maintained their high quality and conservative orientation during the period. Investor anxiety over the economic and geopolitical landscape was evident during the period as cash flows were quite volatile.++

The taxable money market funds implemented an alternative barbell structure as a yield enhancement strategy. A traditional barbell approach calls for a combination of cash and longer-term securities. By contract, this alternative structure combined cash with longer dated fixed and floating-rate securities. The floating rate securities traditionally yield more than cash while allowing investors to benefit from any future rises in interest rates.++

The Fifth Third Municipal Money Market Fund was able to take advantage of the higher yields offered by the increased level of supply during the months of November and December. The additional supply allowed us to extend our average maturity to slightly longer than our peer group. However, the supply picture was quite different in the State of Michigan. The Fifth Third Michigan Municipal Money Market Fund maintained an average maturity in line with its peer group, in spite of the low issuance of money market eligible paper. The Funds were managed with a traditional barbell orientation during the period, purchasing variable rate demand products on the front end of the yield curve and bonds with maturities between six and 13-months on the long end to enhance yield in the Funds.++

Q. WHAT IS YOUR OUTLOOK FOR THE MONEY MARKETS, AND HOW WILL YOU MANAGE THE FUNDS IN THAT ENVIRONMENT?

Weak economic conditions and the heightened geopolitical risks are expected to continue through much of 2003 causing investors to seek the safety of the short-term U.S. Treasury market and money market funds. As a result, short-term interest rates are expected to trade within a relatively narrow range as market participants attempt to predict the direction and breadth of future FOMC activity. Despite the increasingly flat money market curve, the Funds will look to maintain a neutral to slightly long weighted average target maturity, selectively making extension trades aimed at capturing additional yield and a more attractive reinvestment period. The Funds will also maintain superior credit quality and relatively high liquidity positions to account for potentially volatile cash flows, considering the potential for indifference toward lower yields in the future.

--------------------------------------------------------------------------------
+ An investment in any of the funds is not insured or guaranteed by the FDIC or any government agency. although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

++   The composition of the Fund's portfolio is subject to change.


MATURITY COMPOSITION AS OF JANUARY 31, 2003++

WEIGHTED AVERAGE MATURITY
----------------------------------------------------------------------------------------------
                                                                 (DAYS)            (DAYS)
                                                            (AS OF 7/31/02)    (AS OF 1/31/03)
  Fifth Third Prime Money Market Fund                             55                 62
  Fifth Third Institutional Money Market Fund                     56                 68
  Fifth Third Institutional Government Money Market Fund          57                 52
  Fifth Third Government Money Market Fund                        53                 59
  Fifth Third U. S. Treasury Money Market Fund                    35                 46
  Fifth Third Michigan Municipal Money Market Fund                39                 46
  Fifth Third Municipal Money Market Fund                         30                 41

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
CERTIFICATES OF DEPOSIT  (6.74%)
Canadian Imperial Bank Yankee CD,
   1.31%, 4/7/03                                                             $    15,000         $  15,000
Comerica Bank Yankee CD,
   2.30%, 2/10/03                                                                 10,000             9,999
Credit Suisse First Boston,
   1.35%, 2/18/03                                                                 15,000            15,000
Deutsche Bank Yankee CD,
   1.30%, 5/2/03                                                                  18,000            18,000
Dexia Bank, New York, 2.51%, 6/6/03                                               10,000            10,026
Rabobank Nederland Yankee CD,
   2.55%, 6/9/03                                                                  20,000            20,089
Rabobank Nederland Yankee CD,
   2.57%, 7/3/03                                                                   8,000             8,042
U.S. Bank, NA, 2.43%, 6/16/03                                                     10,000             9,999
Wells Fargo, 1.30%, 2/28/03                                                       20,000            20,000
West Deutsche Landesbank,
   1.34%, 5/12/03                                                                 25,000            25,001
                                                                                                 ---------

TOTAL CERTIFICATES OF DEPOSIT                                                                      151,156
                                                                                                 ---------

COMMERCIAL PAPER  (20.99%)
BANKS  (9.59%)
ABN AMRO, 1.85%, 3/11/03 **                                                       15,000            14,971
ABN AMRO, 1.31%, 3/27/03 **                                                        7,400             7,385
ABN AMRO, 1.29%, 4/7/03 **                                                        20,000            19,953
Bank of Nova Scotia, 1.27%, 4/14/03 **                                            20,000            19,949
Dexia Delaware LLC, 1.27%, 2/5/03 **                                               7,158             7,157
Dexia Delaware LLC, 1.27%, 3/14/03 **                                             20,000            19,971
Dresdner Bank, 1.32%, 2/11/03 **                                                  17,000            16,994
National City Corp., 1.35%, 2/6/03 **                                             20,000            19,997
Northern Trust Corp., 1.32%, 2/7/03 **                                            12,000            11,997
Societe Generale, 1.77%, 2/3/03 **                                                12,000            11,999
Societe Generale, 1.34%, 2/12/03 **                                               20,000            19,992
Societe Generale, 1.31%, 2/20/03 **                                               17,000            16,988
Societe Generale, 1.30%, 4/8/03 **                                                18,000            17,957
West Deutsche Landesbank,
   1.35%, 6/13/03 **                                                              10,000             9,951
                                                                                                 ---------
                                                                                                   215,261
                                                                                                 ---------
DIVERSIFIED FINANCIAL SERVICES  (9.13%)
Barclays U.S. Funding Corp.,
   1.32%, 2/18/03 **                                                              20,000            19,988
Barclays U.S. Funding Corp.,
   1.25%, 4/29/03 **                                                              15,000            14,955
Barclays U.S. Funding Corp.,
   1.33%, 5/15/03 **                                                              15,000            14,943
General Electric Capital Corp.,
   2.31%, 2/10/03 **                                                              10,000             9,994
Morgan Stanley Dean Witter,
   1.33%, 2/14/03 **                                                              20,000            19,990
Nestle Capital Corp, 1.71%, 2/25/03 **                                            20,000            19,977
Prudential Funding Corp.,
   1.34%, 3/13/03 **                                                              20,000            19,970
Prudential Funding Corp.,
   1.29%, 7/22/03 **                                                              20,000            19,878
UBS Financial, Inc., 1.28%, 2/10/03 **                                            15,100            15,095
UBS Financial, Inc., 1.27%, 3/10/03 **                                            25,000            24,968
UBS Financial, Inc., 1.34%, 3/31/03 **                                            25,000            24,947
                                                                                                 ---------
                                                                                                   204,705
                                                                                                 ---------

                                    Continued
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
COMMERCIAL PAPER, CONTINUED
OIL & GAS  (2.27%)
Chevron Corp., 1.35%, 4/3/03 **                                              $    35,000         $  34,921
Chevron Corp., 1.30%, 6/10/03 **                                                  16,000            15,926
                                                                                                 ---------
                                                                                                    50,847
                                                                                                 ---------

TOTAL COMMERCIAL PAPER                                                                             470,813
                                                                                                 ---------

CORPORATE BONDS  (30.19%)
BANKS  (12.17%)
Bank of America, 1.46%, 7/7/03 *                                                  15,000            15,006
Bank of New York, 2.14%, 8/12/03                                                  10,000            10,000
Bank of New York, 1.29%, 12/12/03 *                                               20,000            19,990
Bank of Nova Scotia, 1.28%, 9/25/03 *                                             10,000            10,001
Bank One Corp., 1.49%, 9/17/03 *                                                   8,000             8,006
Bank One Corp., 1.64%, 9/26/03 *                                                  33,000            33,058
Bank One Corp., 5.63%, 2/17/04                                                    13,710            14,298
Bayerische Landesbank, 1.32%, 5/20/03 *                                           13,000            13,000
National City Bank, 1.36%, 8/1/03 *                                               20,000            20,001
National City Bank of Kentucky,
   1.45%, 4/17/03 *                                                               30,000            30,008
U.S. Bank, N.A., 1.94%, 2/3/03 *                                                   8,400             8,400
U.S. Bank, N.A., 1.66%, 3/6/03 *                                                  17,500            17,504
U.S. Bank, N.A., 1.27%, 5/29/03 *                                                 10,000             9,999
U.S. Bank, N.A., 1.31%, 7/7/03                                                    20,000            20,000
Wachovia Corp., 6.93%, 10/15/03                                                   10,000            10,343
Wells Fargo Co., 4.25%, 8/15/03                                                   33,000            33,387
                                                                                                 ---------
                                                                                                   273,001
                                                                                                 ---------

COSMETICS/PERSONAL CARE  (0.45%)
Procter & Gamble Co., 6.00%, 3/19/03                                              10,000            10,041
                                                                                                 ---------

DIVERSIFIED FINANCIAL SERVICES  (15.30%)
Associates Corp., N.A., 6.00%, 4/15/03                                            10,514            10,589
Associates Corp., N.A., 1.86%, 5/8/03 *                                           15,000            15,011
Associates Corp., N.A., 6.08%, 9/2/03                                              5,000             5,117
Citigroup, Inc., 1.50%, 5/30/03 *                                                 11,000            11,003
Citigroup, Inc., 5.70%, 2/6/04                                                     5,002             5,206
Credit Suisse First Boston,
   1.37%,  3/17/03 *                                                              25,000            24,999
Credit Suisse First Boston,
   1.58%, 10/6/03 *                                                               18,840            18,860
General Electric Capital Corp.,
   5.16%, 2/3/03                                                                   4,550             4,551
General Electric Capital Corp.,
   7.00%, 2/3/03                                                                   9,525             9,528
General Electric Capital Corp.,
   5.65%, 3/31/03                                                                 12,300            12,385
General Electric Capital Corp.,
   5.88%, 5/19/03                                                                 10,000            10,126
General Electric Capital Corp.,
   1.35%, 5/28/03 *                                                               22,000            22,000
General Electric Capital Corp.,
   7.50%, 6/5/03                                                                  10,350            10,539
General Electric Capital Corp.,
   6.27%, 7/23/03                                                                  6,000             6,124
General Electric Capital Corp.,
   6.75%, 9/11/03                                                                  7,500             7,727

                                    Continued

                                        5


PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
CORPORATE BONDS, CONTINUED
DIVERSIFIED FINANCIAL SERVICES, CONTINUED
Goldman Sachs Group, LP,
   1.61%, 4/3/03 *                                                           $    15,500         $  15,506
Goldman Sachs Group, LP,
   1.61%, 9/29/03 *                                                               10,000            10,015
Goldman Sachs Group, LP,
   1.59%, 1/9/04 *                                                                10,000            10,021
Mellon Funding Corp., 5.75%, 11/15/03                                             20,635            21,283
Merrill Lynch & Co., 6.00%, 2/12/03                                               15,000            15,015
Merrill Lynch & Co., 4.93%, 4/25/03                                                6,500             6,532
Merrill Lynch & Co., 1.55%, 6/24/03 *                                             13,600            13,607
Merrill Lynch & Co., 1.47%, 10/11/03 *                                            15,000            15,000
Merrill Lynch & Co., 1.62%, 1/29/04 *                                             20,000            20,058
Merrill Lynch & Co., 5.70%, 2/6/04                                                10,000            10,418
Morgan Stanley Dean Witter,
   1.51%, 9/19/03 *                                                               10,000            10,005
Norwest Financial, Inc., 5.38%, 9/30/03                                           10,791            11,041
Norwest Financial, Inc., 6.00%, 2/1/04                                             4,500             4,695
Toyota Motor Credit Corp.,                                                         6,250             6,448
                                                                                                 ---------
   5.63%, 11/13/03                                                                                 343,409
                                                                                                 ---------

RETAIL  (2.27%)
Wal-Mart Stores, Inc., 4.63%, 4/15/03                                             17,256            17,344
Wal-Mart Stores, Inc., 4.38%, 8/1/03                                              25,150            25,495
Wal-Mart Stores, Inc., 3.25%, 9/29/03                                              8,100             8,182
                                                                                                 ---------
                                                                                                    51,021
                                                                                                 ---------

TOTAL CORPORATE BONDS                                                                              677,472
                                                                                                 ---------

DEMAND NOTES  (12.17%)
COMMERCIAL SERVICES  (0.61%)
Idaho Associates LLC, 1.40%, 4/1/27,
   (LOC: ABN/AMRO) *                                                               6,550             6,550
Mr. K Enterprises, 1.54%, 9/1/16,
   (LOC: National Australia Bank) *                                                7,200             7,200
                                                                                                 ---------
                                                                                                    13,750
                                                                                                 ---------
DEVELOPMENT  (0.69%)
Beavercreek Enterprises, 1.42%, 3/2/20,
   (LOC: National City Bank) *                                                     4,600             4,600
Hannahville Indian Community, 1.39%,
   6/1/13, (LOC: National City Bank) *                                            10,820            10,820
                                                                                                 ---------
                                                                                                    15,420
                                                                                                 ---------
DIVERSIFIED FINANCIAL SERVICES  (2.49%)
Capital One Funding Corp., 1.40%,
   7/2/18, (LOC: Bank One) *                                                       1,116             1,116
Capital One Funding Corp., 1.40%,
   10/1/21, (LOC: Bank One) *                                                      2,300             2,300
Capital One Funding Corp., 1.40%,
   1/4/27, (LOC: Bank One) *                                                      11,725            11,725
Cornerstone Funding Corp., 1.38%,
   12/1/11, (LOC: SunTrust)                                                        8,975             8,975
Cornerstone Funding Corp., 1.38%,
   4/1/20, (LOC: SunTrust) *                                                       5,000             5,000


                                    Continued

                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
DEMAND NOTES, CONTINUED
DIVERSIFIED FINANCIAL SERVICES, CONTINUED
Lexington Financial Services, 1.44%,
   2/1/26, (LOC: LaSalle Bank) *                                             $     9,600         $   9,600
MBE Investment Co., 1.40%, 3/1/50,
   (LOC: National Australia Bank) *                                                5,000             5,000
PRD Finance LLC, 1.39%, 4/1/27,
   (LOC: National City Bank) *                                                     8,520             8,520
Second & Main, Ltd., 1.42%, 8/1/11 *                                               3,615             3,615
                                                                                                 ---------
                                                                                                    55,851
                                                                                                 ---------
FOOD SERVICES  (0.30%)
MARK-LYNN Foods, Inc., 1.40%,
   6/1/11, (LOC: Bank of America) *                                                6,700             6,700
                                                                                                 ---------

HEALTHCARE-SERVICES  (0.79%)
American Healthcare Funding LLC,
   1.40%, 5/1/27, (LOC: ABN/AMRO) *                                                6,005             6,005
Landmark Medical L.L.C., 1.45%,
   1/1/21, (LOC: Bank One) *                                                      11,700            11,700
                                                                                                 ---------
                                                                                                    17,705
                                                                                                 ---------
LODGING  (0.10%)
Central Michigan Inns, 1.50%, 4/1/30,
   (LOC: Michigan National Bank) *                                                 2,210             2,210
                                                                                                 ---------

MACHINERY-DIVERSIFIED  (0.88%)
Atlas Industries, Inc., 1.42%, 6/1/10,
   (LOC: National City Bank) *                                                     5,845             5,845
Precision Tool and Die, 1.42%, 3/1/10,
   (LOC: National City Bank) *                                                     5,073             5,073
SGS Tool Co., 1.42%, 12/1/12,
   (LOC: Bank One) *                                                               8,775             8,775
                                                                                                 ---------
                                                                                                    19,693
                                                                                                 ---------
MISCELLANEOUS MANUFACTURING  (0.58%)
Jackson 2000, 1.40%, 6/1/49,
   (LOC: Key Bank) *                                                               9,770             9,770
PCI Paper Conversions, Inc., 1.40%,
   4/1/10, (LOC: Key Bank) *                                                       3,190             3,190
                                                                                                 ---------
                                                                                                    12,960
                                                                                                 ---------
REAL ESTATE  (4.55%)
Germain Properties, 1.40%, 3/1/31,
   (LOC: Bank One) *                                                              22,680            22,680
GTB Properties LLC, 1.54%, 7/1/23,
   (LOC: National Australia Bank) *                                                5,390             5,390
Harry W. Albright, Jr., 1.55%, 5/1/21,
   (LOC: National Australia Bank) *                                                5,725             5,725
Kahala Senior Living Community,
   1.43%, 11/15/33, (LOC:  LaSalle Bank) *                                        30,000            30,000
Pittsburgh Technical Institute, 1.42%,
   10/1/15, (LOC: National City Bank) *                                           11,945            11,945
Secor Realty, Inc., 1.42%, 4/1/20,
   (LOC: National City Bank) *                                                    11,065            11,065
Sharonville Realty Enterprises, 1.45%,
   4/1/20, (LOC: Bank One) *                                                      11,930            11,930
Zeigler Realty LLC, 1.55%, 9/1/26,
   (LOC: National City Bank) *                                                     3,530             3,530
                                                                                                 ---------
                                                                                                   102,265
                                                                                                 ---------

                                    Continued

                                        6


                                                                                   PRIME MONEY MARKET FUND
                                                              SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                              JANUARY 31, 2003 (UNAUDITED)
                                                                                    (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
DEMAND NOTES, CONTINUED
REITS  (0.56%)
Buckeye Corrugated, Inc., 1.40%,
   10/1/17, (LOC: Key Bank) *                                                $     7,505         $   7,505
HWP Co., Ltd. Project, 1.42%,
   12/3/18, (LOC: National City Bank) *                                            5,010             5,010
                                                                                                 ---------
                                                                                                    12,515
                                                                                                 ---------
RELIGIOUS ORGANIZATIONS  (0.33%)
Northside Christian Church, 1.45%,
   4/1/30, (LOC: Bank One) *                                                       7,400             7,400
                                                                                                 ---------

RETAIL  (0.20%)
Royal Town Center LLC Project, 1.40%,
   10/1/47, (LOC: Commerica Bank) *                                                4,500             4,500
                                                                                                 ---------

UTILITIES  (0.09%)
Texas Disposal Systems, 1.40%, 5/1/12,
   (LOC: Bank of America) *                                                        2,000             2,000
                                                                                                 ---------

TOTAL DEMAND NOTES                                                                                 272,969
                                                                                                 ---------

MUNICIPAL BONDS  (10.04%)
CALIFORNIA  (1.68%)
Sacramento County, 1.33%, 7/1/22 *                                                26,630            26,630
San Jose Redevelopment Agency,
   1.40%, 8/1/29 *                                                                11,000            11,000
                                                                                                 ---------
                                                                                                    37,630
                                                                                                 ---------
GEORGIA  (0.45%)
Columbus Development Authority,
   1.37%, 8/1/22 *                                                                10,125            10,125
                                                                                                 ---------

ILLINOIS  (0.62%)
Chicago, 1.39%, 1/1/19 *                                                          13,830            13,830
                                                                                                 ---------

INDIANA  (1.43%)
Ball State University, 1.35%, 9/1/31 *                                             7,000             7,000
Health Facilities Financing Authority,
   Hospital Revenue, Community
   Foundation of Northwest Indiana,
   1.45%, 8/1/25 *                                                                25,075            25,075
                                                                                                 ---------
                                                                                                    32,075
                                                                                                 ---------
IOWA  (0.52%)
Dallas County Industrial Development
   Revenue, Sioux City Brick & Tile,
   1.45%, 9/1/21 *                                                                11,750            11,750
                                                                                                 ---------

KANSAS  (0.40%)
Park City Industrial Revenue,
   1.35%, 9/15/16 *                                                                9,075             9,075
                                                                                                 ---------

MICHIGAN  (0.21%)
Hospital Association Financial Corp.,
   1.44%, 11/1/30 *                                                                4,750             4,750
                                                                                                 ---------


                                    Continued

                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS, CONTINUED
NEBRASKA  (0.52%)
Omaha Special Obligation,
   1.44%, 2/1/26 *                                                           $    11,765         $  11,765
                                                                                                 ---------

NEW YORK  (2.14%)
Housing Finance Agency,
   1.35%, 6/1/33 *                                                                 7,900             7,900
Housing Finance Agency Service
   Contract, Series B, 1.35%, 3/15/11 *                                           35,700            35,700
Oswego County Industrial Development
   Agency, Facilities Revenue,
   1.40%, 6/1/24 *                                                                 4,240             4,240
                                                                                                 ---------
                                                                                                    47,840
                                                                                                 ---------
NORTH CAROLINA  (0.88%)
Roman Catholic Diocese, Raleigh,
   Series A, 1.39%, 6/1/18 *                                                      15,660            15,660
Roman Catholic Diocese, Raleigh,
   Series A, 1.41%, 6/1/18 *                                                       4,045             4,045
                                                                                                 ---------
                                                                                                    19,705
                                                                                                 ---------
NORTH DAKOTA  (0.33%)
Ward County Health Care Facilities
   Revenue, 1.35%, 7/1/31 *                                                        7,400             7,400
                                                                                                 ---------

OHIO  (0.20%)
Cleveland-Cuyahoga County Port
   Authority, 1.40%, 6/1/31 *                                                      4,500             4,500
                                                                                                 ---------

WASHINGTON  (0.19%)
Housing Finance, 1.40%, 8/1/26 *                                                   4,190             4,190
                                                                                                 ---------

WISCONSIN  (0.47%)
Sheboygun Area School District,
   1.90%, 12/5/03                                                                 10,630            10,630
                                                                                                 ---------

TOTAL MUNICIPAL BONDS                                                                              225,265
                                                                                                 ---------

U.S. GOVERNMENT AGENCIES  (4.60%)
FANNIE MAE  (0.31%)
5.75%, 4/15/03                                                                     6,998             7,044
                                                                                                 ---------

FEDERAL HOME LOAN BANK  (4.15%)
1.70%, 12/8/03                                                                    22,000            22,000
1.60%, 12/22/03                                                                   20,000            20,000
1.65%, 12/24/03                                                                   18,000            17,990
1.60%, 2/6/04                                                                     15,000            15,000
1.45%, 2/24/04                                                                    18,000            18,000
                                                                                                 ---------
                                                                                                    92,990
                                                                                                 ---------
FREDDIE MAC  (0.14%)
5.75%, 7/15/03                                                                     3,015             3,068
                                                                                                 ---------

TOTAL U.S. GOVERNMENT AGENCIES                                                                     103,102
                                                                                                 ---------


                                    Continued

                                        7


PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------------------------
                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
REPURCHASE AGREEMENTS  (7.22%)
State Street, 1.27%, 2/3/03,
   (collateralized by various U.S.
   Government Agency securities)                                             $    26,900         $  26,900
UBS Warburg, 1.33%, 2/3/03,
   (collateralized by various U.S.
   Government Agency securities)                                                 135,000           135,000
                                                                                                 ---------

TOTAL REPURCHASE AGREEMENTS                                                                        161,900
                                                                                                 ---------

MONEY MARKETS  (8.89%)
Aim Funds Liquid Assets Portfolio -                                           99,702,307            99,702
   Institutional Class
Goldman Sachs Financial Square                                                99,812,728            99,813
                                                                                                 ---------
   Prime Obligations Fund

TOTAL MONEY MARKETS                                                                                199,515
                                                                                                 ---------

TOTAL INVESTMENTS (COST $2,262,192) (a) - 100.84%                                                2,262,192

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.84)%                                                    (18,949)
                                                                                                 ---------

NET ASSETS - 100.00%                                                                            $2,243,243
                                                                                                ==========

                 See notes to schedules of portfolio investments

                                                                           INSTITUTIONAL MONEY MARKET FUND
                                                                         SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                              JANUARY 31, 2003 (UNAUDITED)
                                                                                    (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
CERTIFICATES OF DEPOSIT  (3.2%)
Canadian Imperial Bank Yankee CD,
   1.31%, 4/7/03                                                             $    10,000         $  10,000
Canadian Imperial Bank Yankee CD,
   1.35%, 6/10/03, CD                                                              5,000             5,000
Deutsche Bank Yankee CD,
   1.30%, 5/2/03                                                                   7,000             7,000
                                                                                                 ---------

TOTAL CERTIFICATES OF DEPOSIT                                                                       22,000
                                                                                                 ---------

COMMERCIAL PAPER  (25.5%)
BANKS  (11.3%)
ABN AMRO, 1.25%, 3/18/03 **                                                        6,000             5,990
ABN AMRO, 1.31%, 3/18/03 **                                                        5,000             4,986
Bank of Montreal, 1.27%, 2/10/03 **                                               10,000             9,998
Dexia Delaware LLC, 1.30%, 2/12/03 **                                              5,000             4,998
Dexia Delaware LLC, 1.32%, 3/6/03 **                                              10,000             9,989
National City Corp., 1.35%, 2/6/03 **                                              5,000             4,999
Northern Trust Corp., 1.32%, 2/7/03 **                                             5,000             4,999
Northern Trust Corp., 1.32%, 3/26/03 **                                            5,000             4,990
Societe Generale, 1.77%, 2/3/03 **                                                 3,000             3,000
Societe Generale, 1.33%, 2/5/03 **                                                 5,000             4,999
Societe Generale, 1.32%, 3/5/03 **                                                 2,550             2,547
Societe Generale, 1.27%, 3/20/03 **                                                4,100             4,093
Societe Generale, 1.30%, 4/8/03 **                                                 7,000             6,983
West Deutsche Landesbank,
   1.35%, 6/13/03 **                                                               5,000             4,975
                                                                                                 ---------
                                                                                                    77,546
                                                                                                 ---------
DIVERSIFIED FINANCIAL SERVICES (10.1%)
Barclays U.S. Funding Corp.,
   1.28%, 4/14/03 **                                                               5,000             4,987
Barclays U.S. Funding Corp.,
   1.25%, 4/29/03 **                                                              10,000             9,969
General Electric Capital Corp.,
   1.33%, 2/24/03 **                                                               5,000             4,996
Morgan Stanley Dean Witter,
   1.29%, 3/10/03 **                                                              10,000             9,987
Nestle Capital Corp.,
   1.34%, 7/11/03 **                                                               4,000             3,976
Prudential Funding Corp.,
   1.28%, 2/27/03 **                                                               8,000             7,993
Prudential Funding Corp.,
   1.34%, 3/13/03 **                                                               5,000             4,993
UBS Financial, Inc., 1.29%, 2/18/03 **                                             5,402             5,402
UBS Financial, Inc., 1.35%, 2/18/03 **                                             5,000             5,000
UBS Financial, Inc., 1.35%, 2/19/03 **                                             1,100             1,099
UBS Financial, Inc., 1.25%, 3/27/03 **                                            10,000             9,981
                                                                                                 ---------
                                                                                                    68,383
                                                                                                 ---------
MUNICIPALITIES  (1.3%)
South Snohomish County, Wisconsin,
1.74%, 2/6/03, CP **                                                               8,600             8,600
                                                                                                 ---------

OIL & GAS  (2.8%)
BP America, Inc., 1.33%, 6/2/03 **                                                 5,000             4,978
BP Amoco, 1.29%, 3/5/03 **                                                         3,200             3,196

                                    Continued

                                        8


                                                                                    INSTITUTIONAL MONEY MARKET FUND
                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                                       JANUARY 31, 2003 (UNAUDITED)
                                                                                             (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
COMMERCIAL PAPER, CONTINUED
OIL & GAS, CONTINUED
Chevron Corp., 1.35%, 4/3/03 **                                              $     5,000         $   4,989
Chevron Corp., 1.30%, 6/10/03 **                                                   6,000             5,972
                                                                                                 ---------
                                                                                                    19,135
                                                                                                 ---------

TOTAL COMMERCIAL PAPER                                                                             173,664
                                                                                                 ---------

CORPORATE BONDS  (26.1%)
BANKS  (10.3%)
Bank of New York, 1.29%, 12/12/03 *                                                5,000             4,997
Bank of Nova Scotia, 1.34%, 9/25/03 *                                              8,500             8,501
Bank One Corp., 1.64%, 6/16/03 *                                                   1,000             1,001
Bank One Corp., 1.64%, 9/26/03 *                                                   8,000             8,014
Barclays Bank PLC, 1.29%, 7/1/03 *                                                 5,000             4,999
Bayerische Landesbank, 1.32%, 5/20/03 *                                           10,000            10,001
Credit Suisse First Boston,
   1.62%, 8/25/03 *                                                                2,550             2,552
National City Bank, 6.10%, 4/3/03                                                  3,000             3,021
Nationsbank Corp., 7.00%, 5/15/03                                                  3,745             3,799
Northern Trust Co., 6.63%, 10/1/03                                                 7,500             7,753
U.S. Bancorp, 1.60%, 9/15/03 *                                                     2,500             2,503
U.S. Bank, N.A., 1.94%, 2/3/03 *                                                     350               350
U.S. Bank, N.A., 1.31%, 7/7/03                                                     5,000             5,000
U.S. Bank, N.A., 1.42%, 11/14/03 *                                                 3,000             3,001
Wachovia Corp., 6.93%, 10/15/03                                                    3,000             3,101
Wells Fargo Co., 4.25%, 8/15/03                                                    1,400             1,416
                                                                                                 ---------
                                                                                                    70,009
                                                                                                 ---------
BEVERAGES  (0.2%)
Coca Cola Co., 6.00%, 7/15/03                                                      1,195             1,216
                                                                                                 ---------

COMPUTERS  (0.6%)
IBM Corp., 5.37%, 9/22/03                                                          1,500             1,535
IBM Corp., 5.25%, 12/1/03                                                          2,530             2,611
                                                                                                 ---------
                                                                                                     4,146
                                                                                                 ---------
COSMETICS/PERSONAL CARE  (1.3%)
Procter & Gamble Co., 6.00%, 3/19/03                                               2,640             2,650
Procter & Gamble Co., 5.25%, 9/15/03                                               5,760             5,882
                                                                                                 ---------
                                                                                                     8,532
                                                                                                 ---------
DIVERSIFIED FINANCIAL SERVICES  (12.1%)
Associates Corp., N.A., 6.00%, 4/15/03                                             4,879             4,914
Associates Corp., N.A., 6.88%, 8/1/03                                              1,000             1,024
Associates Corp., N.A., 5.75%, 10/15/03                                            7,500             7,725
Credit Suisse First Boston,
   1.58%, 10/6/03 *                                                                8,000             8,007
General Electric Capital Corp.,
   7.00%, 2/3/03                                                                   3,105             3,106
General Electric Capital Corp.,
   1.35%, 5/28/03                                                                  4,950             4,950
General Electric Capital Corp.,
   6.75%, 9/11/03                                                                  3,840             3,949
General Electric Capital Corp.,
   6.81%, 11/3/03                                                                  3,835             3,978
General Electric Capital Corp.,
   1.49%, 11/30/03                                                                 2,000             2,001

                                    Continued

                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
CORPORATE BONDS, CONTINUED
DIVERSIFIED FINANCIAL SERVICES, CONTINUED
Goldman Sachs Group, LP,
   1.66%, 9/29/03 *                                                          $     5,000      $      5,007
Goldman Sachs Group, LP,
   1.59%, 1/9/04 *                                                                 5,000             5,010
International Lease Finance Corp.,
   6.75%, 11/3/03                                                                  5,725             5,938
Merrill Lynch & Co., 6.00%, 2/12/03                                                2,592             2,595
Merrill Lynch & Co., 6.13%, 4/7/03                                                 2,925             2,947
Merrill Lynch & Co., 4.93%, 4/25/03                                                  500               503
Merrill Lynch & Co., 5.88%, 1/15/04                                                7,450             7,751
Norwest Financial, Inc., 5.38%, 9/30/03                                            1,845             1,887
Toyota Motor Credit Corp.,
   5.63%, 11/13/03                                                                 4,350             4,489
Wells Fargo Financial, 7.25%, 7/14/03                                              6,000             6,155
                                                                                                 ---------
                                                                                                    81,936
                                                                                                 ---------
OIL & GAS  (0.4%)
Atlantic Richfield, 5.55%, 4/15/03                                                 2,800             2,818
                                                                                                 ---------

RETAIL  (1.1%)
Wal-Mart Stores, Inc., 4.38%, 8/1/03                                               2,400             2,435
Wal-Mart Stores, Inc., 3.25%, 9/29/03                                              5,000             5,063
                                                                                                 ---------
                                                                                                     7,498
                                                                                                 ---------
TELECOMMUNICATIONS  (0.1%)
BellSouth Corp., 6.25%, 5/15/03                                                      650               657
                                                                                                 ---------

TOTAL CORPORATE BONDS                                                                              176,812
                                                                                                 ---------

DEMAND NOTES  (3.9%)
BEVERAGES  (0.7%)
New Belgium Brewing Co.,
   1.40%, 7/1/15 *                                                                 5,095             5,095
                                                                                                 ---------

DIVERSIFIED FINANCIAL SERVICES  (1.2%)
MBE Investment Co. LLC,
   1.40%, 2/1/51                                                                   2,100             2,100
Second & Main, Ltd., 1.42%, 8/1/11 *                                               6,215             6,215
                                                                                                 ---------
                                                                                                     8,315
                                                                                                 ---------
REAL ESTATE  (2.0%)
Jefferson Land Development,
   1.42%, 10/1/16 *                                                                1,120             1,120
Kahala Senior Living Community,
   1.43%, 11/15/33, (LOC:  LaSalle Bank) *                                        10,750            10,750
MCMC POB III-Mt. Carmel Partnership
   Project, 1.42%, 8/1/14 *                                                        1,410             1,410
                                                                                                 ---------
                                                                                                    13,280
                                                                                                 ---------

TOTAL DEMAND NOTES                                                                                  26,690
                                                                                                 ---------


                                    Continued


                                        9


INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS  (16.6%)
CALIFORNIA  (3.7%)
ABAG Financial Authority For
   Nonprofit Corps.,  Multifamily
   Revenue, 1.40%, 9/15/32 *                                                 $     2,710         $   2,710
Community Development Authority,
   1.40%, 5/15/35 *                                                                3,145             3,145
Housing Authority, 1.50%, 7/15/35 *                                                2,250             2,250
Sacramento, 1.33%, 7/1/20,
   2.20%, 07/01/20 *                                                               7,220             7,220
San Jose Financing Authority Lease
   Revenue Hayes Mansion, Phase B,
   1.33%, 7/1/24 *                                                                 8,000             8,000
Statewide Community Development
   Authority Multifamily Revenue, Series
   X-T, 1.40%, 10/15/32 *                                                          2,000             2,000
                                                                                                 ---------
                                                                                                    25,325
                                                                                                 ---------
COLORADO  (0.7%)
Denver City & County Airport Revenue,
   Series D, 1.40%, 11/15/05 *                                                     4,500             4,500
                                                                                                 ---------

GEORGIA  (2.4%)
Municipal Gas Authority, 1.37%,
   2/1/15, LOC:WACHOVIA *                                                         16,250            16,250
                                                                                                 ---------

ILLINOIS  (0.4%)
Evanston, Maple Street Parking Facility,
   1.35%, 12/1/21 *                                                                2,700             2,700
                                                                                                 ---------

INDIANA  (0.6%)
Avon Community School Building
   Corp., Series B, 2.00%, 7/10/03                                                   515               515
Indianapolis Economic Development
   Multifamily Housing Revenue, Series B,
   1.65%, 11/1/36 *                                                                1,000             1,000
Indianapolis Economic Development
   Revenue, General LLC,
   1.40%, 6/1/12 *                                                                 1,770             1,770
North Central Campus School Building
   Corp., 3.00%, 7/10/03                                                             985               990
                                                                                                 ---------
                                                                                                     4,275
                                                                                                 ---------
KANSAS  (0.3%)
Olathe Industrial Revenue, Garmin
   International, Inc., 1.40%, 3/1/20 *                                            2,000             2,000
                                                                                                 ---------

KENTUCKY  (2.0%)
Bardstown Industrial Revenue,
   1.50%, 6/1/24 *                                                                 7,950             7,950
Boone County Industrial Building
   Revenue, 1.55%, 6/1/23 *                                                        5,700             5,700
                                                                                                 ---------
                                                                                                    13,650
                                                                                                 ---------

                                    Continued

                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS, CONTINUED
MICHIGAN  (0.6%)
Marquette County Economic
   Development Corp., Limited
   Obligation Revenue, Pioneer
   Laboratories, Series B,
   1.54%, 6/1/07 *                                                           $       625         $     625
Strategic Fund, Limited Obligation
   Revenue, Carpenter Enterprises,
   1.40%, 10/1/05 *                                                                1,000             1,000
Strategic Fund, Limited Obligation
   Revenue, Phipps Emmett Associates
   LLC, 1.54%, 11/1/23 *                                                             900               900
Strategic Fund, Limited Obligation
   Revenue, Waterland Battle Creek
   Property, Series B, 1.54%, 6/1/25 *                                             1,650             1,650
                                                                                                 ---------
                                                                                                     4,175
                                                                                                 ---------
MINNESOTA  (0.8%)
Plymouth, 1.45%, 4/1/12 *                                                          1,690             1,690
St. Paul Port Authority District,
   1.45%, 3/1/22 *                                                                 3,655             3,655
                                                                                                 ---------
                                                                                                     5,345
                                                                                                 ---------
NEW MEXICO  (0.3%)
Albuquerque  KTECH Corp. Project,
   1.40%, 11/1/22 *                                                                2,000             2,000
                                                                                                 ---------

NEW YORK  (0.4%)
Hornell Industrial Development Agency,
   Alstom Transportation, Inc.,
   1.40%, 11/1/21 *                                                                2,715             2,715
                                                                                                 ---------

OHIO  (0.8%)
Cleveland Urban Renewal Revenue,
   2.25%, 10/30/03                                                                 2,125             2,125
Upper Arlington, Series B,
   2.25%, 11/20/03                                                                 3,165             3,175
                                                                                                 ---------
                                                                                                     5,300
                                                                                                 ---------
PENNSYLVANIA  (1.7%)
Allegheny County, Industrial
   Development Authority Revenue,
   1.42%, 5/1/15 *                                                                 2,700             2,700
Berks County Industrial  Development
   Authority Revenue, 1.49%, 7/1/16 *                                              1,935             1,935
Montgomery County, 2.13%, 11/1/03                                                  5,500             5,500
Philadelphia Developmental Revenue,
   2.91%, 4/15/03                                                                  1,300             1,300
                                                                                                 ---------
                                                                                                    11,435
                                                                                                 ---------
TEXAS  (0.6%)
Alamo Heights Higher Education
   Facilities Corp., Higher Education
   Revenue, 1.44%, 4/1/07                                                          3,740             3,740
Harris County, 2.33%, 7/15/03                                                        500               500
                                                                                                 ---------
                                                                                                     4,240
                                                                                                 ---------
UTAH  (0.7%)
Tooele City Industrial Development
   Revenue, Series A, 1.45%, 10/1/22 *                                             4,800             4,800
                                                                                                 ---------

                                    Continued

                                       10


INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------------------------
                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS, CONTINUED
WASHINGTON  (0.1%)
Housing Financial Community,
   1.45%, 12/1/29 *                                                          $     1,005         $   1,005
                                                                                                 ---------

WISCONSIN  (0.5%)
Caledonia Industrial Development
   Revenue, Calendonia Properties
   LLC, 1.45%, 5/1/19 *                                                            2,280             2,280
Neenah Industrial Development
   Revenue, Galloway Co.,
   1.45%, 5/1/19 *                                                                 1,225             1,225
                                                                                                 ---------
                                                                                                     3,505
                                                                                                 ---------

TOTAL MUNICIPAL BONDS                                                                              113,220
                                                                                                 ---------

U.S. GOVERNMENT AGENCIES  (2.9%)
FEDERAL FARM CREDIT BANK  (0.1%)
5.30%, 2/24/03                                                                       500               501
                                                                                                 ---------

FEDERAL HOME LOAN BANK  (2.4%)
5.70%, 2/20/03                                                                     1,000             1,002
5.00%, 2/28/03                                                                       500               501
5.71%, 3/19/03                                                                     1,330             1,337
6.03%, 3/19/03                                                                       300               301
2.06%, 8/12/03                                                                     5,000             5,002
3.13%, 11/14/03                                                                    2,400             2,431
1.60%, 2/6/04                                                                      3,000             3,000
1.45%, 2/24/04                                                                     3,000             3,000
                                                                                                 ---------
                                                                                                    16,574
                                                                                                 ---------
FREDDIE MAC  (0.4%)
6.22%, 3/24/03                                                                     1,550             1,559
5.75%, 7/15/03                                                                     1,250             1,271
                                                                                                 ---------
                                                                                                     2,830
                                                                                                 ---------

TOTAL U.S. GOVERNMENT AGENCIES                                                                      19,905
                                                                                                 ---------

REPURCHASE AGREEMENTS  (12.7%)
State Street, 1.27%, 2/3/03,
   (collateralized by various U.S.
   Government Agency securities)                                                   6,532             6,532
UBS Warburg, 1.33%, 2/3/03,
   (collateralized by various U.S.
   Government Agency securities)                                                  80,000            80,000
                                                                                                 ---------

TOTAL REPURCHASE AGREEMENTS                                                                         86,532
                                                                                                 ---------

MONEY MARKETS  (9.3%)
Aim Funds Liquid Assets Portfolio -
   Institutional Class                                                        31,592,225            31,592
Goldman Sachs Financial Square
   Prime Obligations Fund                                                     31,453,610            31,454
                                                                                                 ---------

TOTAL MONEY MARKETS                                                                                 63,046
                                                                                                 ---------

TOTAL INVESTMENTS (COST $681,869) (a) - 100.2%                                                     681,869

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                                                      (1,692)
                                                                                                 ---------

NET ASSETS - 100.0%                                                                              $ 680,177
                                                                                                 =========

                 See notes to schedules of portfolio investments


                                                                INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                                                                         SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                              JANUARY 31, 2003 (UNAUDITED)
                                                                                    (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
U.S. GOVERNMENT AGENCIES  (73.4%)
FANNIE MAE  (16.4%)
5.00%, 2/14/03                                                               $     3,500      $      3,504
1.26%, 2/24/03 **                                                                 15,000            14,988
1.31%, 3/12/03 **                                                                  5,000             4,993
1.27%, 3/26/03 **                                                                  2,100             2,096
1.85%, 4/4/03 **                                                                   4,959             4,944
1.33%, 4/9/03 **                                                                   2,600             2,594
1.23%, 4/10/03 **                                                                  5,000             4,988
5.75%, 4/15/03                                                                     4,213             4,247
1.21%, 4/23/03 **                                                                  5,000             4,986
1.32%, 5/14/03 **                                                                  5,000             4,981
4.63%, 5/15/03                                                                     7,510             7,582
1.30%, 7/2/03 **                                                                  10,000             9,947
5.97%, 7/3/03                                                                      3,000             3,057
4.00%, 8/15/03                                                                     7,250             7,349
5.91%, 8/25/03                                                                     2,400             2,460
4.75%, 11/14/03                                                                    2,069             2,123
                                                                                                 ---------
                                                                                                    84,839
                                                                                                 ---------
FEDERAL FARM CREDIT BANK  (6.8%)
1.73%, 2/3/03                                                                      5,000             5,000
4.38%, 5/1/03                                                                      7,000             7,052
4.25%, 7/1/03                                                                      3,000             3,035
1.25%, 2/3/04 **                                                                  20,000            20,000
                                                                                                 ---------
                                                                                                    35,087
                                                                                                 ---------
FEDERAL HOME LOAN BANK  (19.3%)
2.25%, 2/7/03                                                                      2,000             2,000
5.00%, 2/14/03                                                                     9,000             9,010
2.25%, 2/21/03                                                                     3,795             3,795
5.00%, 2/28/03                                                                     6,870             6,884
1.48%, 3/4/03                                                                     12,000            12,003
5.93%, 3/7/03                                                                      4,175             4,191
4.50%, 4/25/03                                                                     5,000             5,036
1.21%, 4/30/03 **                                                                 10,000             9,971
1.83%, 7/21/03 **                                                                  3,000             2,975
2.06%, 8/12/03                                                                     5,000             5,002
4.13%, 8/15/03                                                                     6,950             7,039
5.68%, 8/18/03                                                                     3,500             3,580
5.63%, 9/2/03                                                                      6,000             6,131
5.13%, 9/15/03                                                                     7,070             7,230
5.44%, 10/15/03                                                                    5,000             5,138
1.70%, 12/8/03                                                                     3,000             3,000
1.65%, 12/24/03                                                                    1,500             1,499
1.60%, 2/6/04                                                                      3,000             3,000
1.45%, 2/24/04                                                                     2,000             2,000
                                                                                                 ---------
                                                                                                    99,484
                                                                                                 ---------
FREDDIE MAC  (23.2%)
1.28%, 2/4/03 **                                                                   5,000             4,999
1.29%, 2/4/03 **                                                                  10,000            10,000
1.30%, 2/13/03 **                                                                 10,000             9,996
1.21%, 2/18/03 **                                                                 15,508            15,499
1.74%, 2/27/03 **                                                                  5,000             4,994
1.27%, 3/3/03 **                                                                   4,523             4,518
1.31%, 3/13/03 **                                                                  5,000             4,993
4.75%, 3/15/03                                                                    10,790            10,827
1.71%, 3/27/03 **                                                                  2,845             2,838

                                    Continued

                                       11


INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------------------------
                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC, CONTINUED
1.30%, 4/14/03 **                                                            $     5,000         $   4,987
6.20%, 4/15/03                                                                     2,000             2,017
1.22%, 4/17/03 **                                                                  3,975             3,965
1.31%, 6/19/03 **                                                                  2,000             1,990
5.75%, 7/15/03                                                                    11,295            11,511
1.39%, 7/18/03 **                                                                  3,000             2,981
1.25%, 9/4/03                                                                     20,905            20,900
3.25%, 12/15/03                                                                    2,613             2,651
                                                                                                 ---------
                                                                                                   119,666
                                                                                                 ---------
STUDENT LOAN MARKETING ASSOCIATION  (7.7%)
1.19%, 3/20/03                                                                    15,000            15,000
1.27%, 6/19/03                                                                    15,000            15,000
1.78%, 8/15/03                                                                    10,000            10,013
                                                                                                 ---------
                                                                                                    40,013
                                                                                                 ---------

TOTAL U.S. GOVERNMENT AGENCIES                                                                     379,089
                                                                                                 ---------

REPURCHASE AGREEMENTS  (20.9%)
State Street, 1.27%, 2/3/03,
   (collateralized by various U.S.
   Government Agency securities)                                                  17,938            17,938
UBS Warburg, 1.33%, 2/3/03,
   (collateralized by various U.S.
   Government Agency securities)                                                  90,000            90,000
                                                                                                 ---------

TOTAL REPURCHASE AGREEMENTS                                                                        107,938
                                                                                                 ---------

MONEY MARKETS  (9.2%)
AIM Funds STIT Government &
   Agency Money Market                                                        24,898,130            24,898
Goldman Sachs Financial Square
   Government Fund                                                            22,870,810            22,871
                                                                                                 ---------

TOTAL MONEY MARKETS                                                                                 47,769
                                                                                                 ---------

TOTAL INVESTMENTS (COST $534,796) (a) - 103.5%                                                     534,796

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%                                                     (18,249)
                                                                                                 ---------

NET ASSETS - 100.0%                                                                              $ 516,547
                                                                                                 =========

                 See notes to schedules of portfolio investments

                                                                              GOVERNMENT MONEY MARKET FUND
                                                                         SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                              JANUARY 31, 2003 (UNAUDITED)
                                                                                    (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
U.S. GOVERNMENT AGENCIES  (100.5%)
FEDERAL FARM CREDIT BANK  (21.8%)
1.25%, 2/3/03 *                                                              $    20,000         $  20,001
1.73%, 2/3/03                                                                      5,000             5,000
5.00%, 2/3/03                                                                      9,980             9,981
2.38%, 2/4/03                                                                      2,025             2,025
1.23%, 3/6/03 **                                                                   5,000             4,994
5.55%, 3/12/03                                                                     4,000             4,016
1.72%, 4/22/03 **                                                                  5,000             4,981
1.55%, 5/1/03                                                                      3,100             3,102
4.38%, 5/1/03                                                                      6,980             7,032
5.70%, 6/18/03                                                                     2,000             2,033
1.27%, 6/24/03 **                                                                  4,130             4,109
4.25%, 7/1/03                                                                      3,560             3,602
5.76%, 7/7/03                                                                      2,500             2,540
1.35%, 7/22/03 **                                                                  3,700             3,676
5.60%, 9/22/03                                                                     1,500             1,535
1.25%, 2/3/04 *                                                                   20,000            20,000
                                                                                                 ---------
                                                                                                    98,627
                                                                                                 ---------
FEDERAL HOME LOAN BANK  (52.2%)
1.22%, 2/7/03 **                                                                   9,000             8,998
1.24%, 2/7/03 **                                                                   7,000             6,999
5.00%, 2/14/03                                                                     7,250             7,258
1.21%, 2/19/03 **                                                                  5,000             4,997
1.26%, 2/25/03 **                                                                  6,000             5,995
1.27%, 2/26/03 **                                                                  5,000             4,996
5.00%, 2/28/03                                                                    12,635            12,663
1.48%, 3/4/03 *                                                                   11,500            11,502
1.28%, 3/14/03 **                                                                 10,000             9,985
1.20%, 3/26/03 **                                                                  4,100             4,093
1.26%, 3/26/03 **                                                                 10,000             9,981
1.20%, 4/3/03 **                                                                   7,650             7,635
1.23%, 4/4/03 **                                                                   2,118             2,114
1.24%, 4/4/03 **                                                                   5,000             4,989
2.60%, 4/8/03                                                                      2,000             2,003
1.99%, 4/21/03 **                                                                  5,000             4,978
1.29%, 4/23/03 **                                                                  1,915             1,909
4.50%, 4/25/03                                                                    17,220            17,325
1.21%, 4/30/03 **                                                                 10,000             9,970
4.50%, 5/15/03                                                                     1,700             1,713
4.50%, 7/7/03                                                                      6,600             6,682
1.83%, 7/21/03 **                                                                  5,000             4,958
1.80%, 8/14/03 **                                                                  4,300             4,259
6.88%, 8/15/03                                                                     6,570             6,760
5.63%, 9/2/03                                                                      6,000             6,131
5.13%, 9/15/03                                                                     9,030             9,237
1.24%, 9/19/03 *                                                                   9,655             9,652
5.44%, 10/15/03                                                                    2,500             2,571
3.13%, 11/14/03                                                                    2,500             2,534
6.38%, 11/14/03                                                                    2,500             2,597
1.65%, 12/24/03                                                                    2,000             1,999
1.22%, 1/2/04 *                                                                   12,995            12,990
5.38%, 1/5/04                                                                      4,300             4,460
1.26%, 1/6/04 *                                                                   15,000            14,995
1.60%, 2/6/04                                                                      4,000             4,000
1.45%, 2/24/04                                                                     2,000             2,000
                                                                                                 ---------
                                                                                                   235,928
                                                                                                 ---------


                                    Continued


                                       12

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------------------------
                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
U.S. GOVERNMENT AGENCIES, CONTINUED
STUDENT LOAN MARKETING ASSOCIATION  (26.5%)
1.19%, 3/20/03 *                                                             $    15,000         $  15,000
1.21%, 6/19/03 *                                                                  15,000            15,000
1.61%, 6/25/03 *                                                                  15,000            15,023
1.16%, 11/11/11 *                                                                 75,000            75,000
                                                                                                 ---------
                                                                                                   120,023
                                                                                                 ---------

TOTAL U.S. GOVERNMENT AGENCIES                                                                     454,578
                                                                                                 ---------

MONEY MARKETS  (3.5%)
Goldman Sachs Financial
   Square Federal Fund                                                        15,836,372            15,836
                                                                                                 ---------

TOTAL MONEY MARKETS                                                                                 15,836
                                                                                                 ---------

TOTAL INVESTMENTS (COST $470,414) (a) - 104.0%                                                     470,414

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%                                                     (18,219)
                                                                                                 ---------

NET ASSETS - 100.0%                                                                              $ 452,195
                                                                                                 =========

                 See notes to schedules of portfolio investments


                                                                           U.S. TREASURY MONEY MARKET FUND
                                                                         SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                              JANUARY 31, 2003 (UNAUDITED)
                                                                     (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------------------------
                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
U.S. TREASURY BILLS  (15.8%)
1.65%, 2/6/03 **                                                             $    20,000      $     19,995
1.68%, 2/6/03 **                                                                  10,000             9,998
1.51%, 2/13/03 **                                                                 20,000            19,990
1.53%, 3/6/03 **                                                                  30,000            29,958
1.66%, 3/6/03 **                                                                  10,000             9,986
1.54%, 4/3/03 **                                                                  10,000             9,974
1.23%, 5/1/03 **                                                                  30,000            29,910
1.23%, 5/8/03 **                                                                  20,000            19,935
1.26%, 5/15/03 **                                                                 20,000            19,928
1.28%, 5/29/03 **                                                                 20,000            19,917
1.24%, 6/12/03 **                                                                 20,000            19,910
1.21%, 7/10/03 **                                                                 20,000            19,894
                                                                                                 ---------

TOTAL U.S. TREASURY BILLS                                                                          229,395
                                                                                                 ---------

U.S. TREASURY NOTES  (15.0%)
4.63%, 2/28/03                                                                    10,000            10,020
5.50%, 2/28/03                                                                    20,000            20,048
5.50%, 3/31/03                                                                    10,000            10,057
4.00%, 4/30/03                                                                    10,000            10,050
3.88%, 7/31/03                                                                    25,000            25,295
5.75%, 8/15/03                                                                    35,000            35,731
2.75%, 9/30/03                                                                    20,000            20,185
2.75%, 10/31/03                                                                   35,000            35,338
3.25%, 12/31/03                                                                   25,000            25,425
3.00%, 1/31/04                                                                    25,000            25,423
                                                                                                 ---------

TOTAL U.S. TREASURY NOTES                                                                          217,572
                                                                                                 ---------

REPURCHASE AGREEMENTS (B) (64.3%)
ABN AMRO, 1.28%, 2/3/03                                                           65,000            65,000
Barclays Capital, 1.27%, 2/3/03                                                  130,000           130,000
Bear Stearns, 1.27%, 2/3/03                                                       65,000            65,000
CS First Boston, 1.28%, 2/3/03                                                   130,000           130,000
Deutsche Bank, 1.28%, 2/3/03                                                     150,000           150,000
Nesbitt Burns, 1.28%, 2/3/03                                                      65,000            65,000
Societe Generale, 1.28%, 2/3/03                                                  130,000           130,000
State Street, 1.22%, 2/3/03                                                       37,500            37,500
UBS Warburg, 1.28%, 2/3/03                                                       160,000           159,999
                                                                                                 ---------

TOTAL REPURCHASE AGREEMENTS                                                                        932,499
                                                                                                 ---------

MONEY MARKETS  (4.8%)
AIM Treasury Money Market Fund                                                69,945,835            69,946
                                                                                                 ---------

TOTAL MONEY MARKETS                                                                                 69,946
                                                                                                 ---------

TOTAL INVESTMENTS (COST $1,449,412) (a) - 99.9%                                                  1,449,412

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                                         1,113
                                                                                                 ---------

NET ASSETS - 100.0%                                                                             $1,450,525
                                                                                                ==========

                 See notes to schedules of portfolio investments


                                       13


MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
COMMERCIAL PAPER  (6.0%)
MICHIGAN  (6.0%)
1.70%, 2/4/03                                                                $     2,000      $      2,000
Builders, 1.05%, 4/3/03                                                            7,280             7,280
University of Michigan, 1.05%,
   2/10/03                                                                         2,660             2,660
University of Michigan, 1.40%,
   8/26/03                                                                         2,000             2,000
                                                                                                 ---------
                                                                                                    13,940
                                                                                                 ---------

TOTAL COMMERCIAL PAPER                                                                              13,940
                                                                                                 ---------

MUNICIPAL BONDS  (93.0%)
MICHIGAN  (89.2%)
Building Authority Revenue, Series I,
   6.25%, 10/1/03                                                                  4,800             4,961
Central Michigan University,
   3.00%, 10/1/03                                                                    500               506
Clinton Township Economic
   Development Corp., Pointe Village
   Square, (AMT), 1.90%, 2/1/03                                                      955               955
Clintondale Community School District,
   GO, 4.65%, 5/1/03                                                               1,700             1,709
Detroit City School District, GO,
   4.80%, 5/1/03                                                                   1,000             1,007
Detroit Economic Development Corp.,
   GO, 1.15%, 5/1/09 *                                                             6,330             6,330
Detroit Waterfront Reclamation, Series C,
   1.30%, 5/1/09 *                                                                 7,405             7,404
Detroit, Series A, GO, 3.00%, 4/1/03                                               1,130             1,133
Environmental Protection Program, GO,
   5.00%, 11/1/03                                                                  1,985             2,038
Farmington Hills Economic
   Development Corp., Brookfield
   Building Association, 1.25%, 11/1/10 *                                            260               260
Farmington Hills Economic
   Development Corp., Marketing
   Displays, (AMT), 1.80%, 3/1/03                                                    995               995
Forest Hills Public Schools, GO,
   5.25%, 5/1/03                                                                   2,550             2,571
Genesee County Economic
   Development Corp., Rawcar Group,
   (AMT), 1.32%, 5/1/20 *                                                          2,695             2,695
Grand Haven Area Public Schools, GO,
   5.45%, 5/1/04                                                                     740               761
Grand Traverse County Water
   Treatment Plant, GO, 2.75%, 5/1/03                                                875               878
Grand Valley State University, Series B,
   1.15%, 6/1/27 *                                                                 7,000             7,000
Housing Development Authority,
   3.70%, 6/1/03                                                                     780               782
Housing Development Authority, Hunt
   Club Apartments, 1.25%, 7/15/35 *                                               2,000             2,000
Housing Development Authority,
   Limited Obligation Revenue, Pine
   Ridge, 1.15%, 10/1/07 *                                                         1,200             1,200

                                    Continued

                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Housing Development Authority, Rental
   Housing, Series B, 1.10%, 4/1/21 *                                        $       970      $        970
Housing Development Authority, River
   Place Apartments, 1.21%, 6/1/18 *                                               4,930             4,930
Housing Development Authority,
   Series A, 1.15%, 4/1/37 *                                                       3,500             3,500
Housing Development Authority,
   Series C, 1.10%, 4/1/21 *                                                       4,220             4,220
Jackson County Economic
   Development Corp.,
   1.30%, 11/1/31 *                                                                2,900             2,900
Job Development, East Lansing,
   1.15%, 12/1/14 *                                                                  300               300
Lake St. Clair, Shores Drainage
   Distribution, GO, Series B,
   1.18%, 10/1/04 *                                                                1,665             1,665
Lansing Community College,
   3.00%, 5/1/03                                                                   1,855             1,859
Lansing Economic Development Corp.,
   LGH Office Building, (AMT),
   1.75%, 2/15/07 *                                                                  665               665
Lansing Sewage Disposal System,
   5.10%, 5/1/03                                                                     115               116
Leelanau County Economic
   Development Corp., American
   Mutual Insurance Co.,
   1.70%, 6/15/03                                                                  1,215             1,215
Lenawee County Economic
   Development Corp., Rima
   Manufacturing Co. Project,
   (AMT), 1.40%, 8/1/06 *                                                          2,145             2,145
Livingston County, GO, 3.00%, 7/1/03                                                 430               432
Marquette County Economic
   Development Corp., Pioneer Labs,
   Inc., Series A, (AMT), 1.33%, 6/1/12 *                                          1,100             1,100
Municipal Bond Authority Revenue,
   Government Loan Program,
   7.00%, 11/1/03                                                                  1,500             1,562
Municipal Bond Authority, Series B-1,
   3.00%, 7/2/03                                                                   2,000             2,011
Municipal Bond Authority, Series C1,
   2.25%, 8/22/03                                                                  5,000             5,024
Novi, GO, 2.75%, 8/1/03                                                              265               267
Novi, GO, 2.75%, 10/1/03                                                             690               696
Oakland County Economic
   Development Corp., Limited
   Obligation Revenue, Moody Family
   Limited, (AMT), 1.40%,9/1/12 *                                                  2,300             2,300
Oakland County Economic
   Development Corp., North America,
   (AMT), 1.35%, 7/1/18 *                                                          2,600             2,600
Okemos Public School District,
   2.00%, 5/1/03                                                                   2,220             2,220


                                    Continued


                                       14


                                                                      MICHIGAN MUNICIPAL MONEY MARKET FUND
                                                              SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                              JANUARY 31, 2003 (UNAUDITED)
                                                                                    (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Portage Public Schools Building and
   Site, 2.00%, 5/1/03                                                       $       500      $        501
Rochester Hills Economic
   Development Corp., BRG Associates,
   1.95%, 12/1/03                                                                    110               110
Rochester Hills, GO, 2.00%, 11/1/03                                                  850               855
Saginaw City School District, GO,
   3.00%, 6/1/03                                                                     200               201
Saline Area Schools, GO, 1.05%, 5/1/30 *                                           2,000             2,000
Sault St. Marie Tribe Building
   Authority, Public Infrastructure,
   (AMT), 1.50%, 6/1/03 *                                                            315               315
St. Clair Shores Economic
   Development Corp., Borman 's, Inc.,
   (AMT), 2.00%, 4/15/03 *                                                           650               650
Sterling Heights Economic
   Development Corp., Sterling
   Shopping Center, 1.20%, 12/1/10 *                                                 900               900
Strategic Fund, Atmosphere Annealing,
   (AMT), 1.32%, 12/1/17 *                                                         1,210             1,210
Strategic Fund, Automatic Spring,
   (AMT), 1.33%, 9/1/10 *                                                          1,800             1,800
Strategic Fund, B & C Leasing, (AMT),
   1.30%, 7/1/24 *                                                                 1,200             1,200
Strategic Fund, Banks Hardwoods, Inc.,
   (AMT), 1.40%, 7/1/12 *                                                          1,137             1,137
Strategic Fund, Baron Drawn Steel,
   1.32%, 12/1/06 *                                                                  600               600
Strategic Fund, Biewer of Lansing,
   (AMT), 1.40%, 5/1/19 *                                                          1,930             1,930
Strategic Fund, Brazing Concepts Co.,
   (AMT), 1.40%, 9/1/18 *                                                          2,900             2,900
Strategic Fund, C-Tec, Inc., (AMT),
   1.25%, 10/1/11 *                                                                1,000             1,000
Strategic Fund, Cayman Chemical,
   1.32%, 6/1/28 *                                                                 2,675             2,675
Strategic Fund, Cyberplast, (AMT),
   1.30%, 12/1/18 *                                                                2,345             2,345
Strategic Fund, Dixie Cut Stone,
   (AMT), 1.33%, 2/1/14 *                                                          1,775             1,775
Strategic Fund, Donnelly Corp., Series A,
   (AMT), 1.35%, 3/1/10 *                                                          2,500             2,500
Strategic Fund, Donnelly Corp., Series B,
   (AMT), 1.65%, 4/1/03                                                            2,500             2,500
Strategic Fund, E & L Meat Co.,
   (AMT), 1.33%, 3/1/29 *                                                          2,550             2,550
Strategic Fund, Environmental Powder
   Co., (AMT), 1.35%, 7/1/22 *                                                       220               220
Strategic Fund, Equad, (AMT),
   1.32%, 6/1/28 *                                                                 1,000             1,000
Strategic Fund, Fitz-Land LLC,
   (AMT), 1.32%, 8/1/25 *                                                          2,850             2,850
Strategic Fund, Fleet Engineers Project,
   (AMT), 1.35%, 9/1/09 *                                                          1,000             1,000

                                    Continued

                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Forest City
   Technologies, (AMT),
   1.32%, 9/1/15 *                                                           $     2,465        $    2,465
Strategic Fund, Frederick Wolfgang,
   (AMT), 1.35%, 9/1/26 *                                                            845               845
Strategic Fund, Glastender, Inc., (AMT),
   1.40%, 9/1/08 *                                                                   800               800
Strategic Fund, HP Pelzer, Inc.,
   1.40%, 3/1/11 *                                                                   400               400
Strategic Fund, I.V.C. Industrial
   Coatings, (AMT), 1.40%, 12/1/12 *                                                 440               440
Strategic Fund, Jedco, Inc., (AMT),
   1.35%, 11/1/15 *                                                                2,885             2,885
Strategic Fund, John A. Biewer Co.,
   Inc., (AMT), 1.80%, 3/1/03                                                        495               495
Strategic Fund, John Dekker & Sons,
   (AMT), 1.35%, 1/1/18 *                                                            435               435
Strategic Fund, Joy Properties LLC,
   1.40%, 5/1/17 *                                                                   400               400
Strategic Fund, Kazoo, Inc., (AMT),
   1.70%, 3/15/03                                                                    390               390
Strategic Fund, Kundinger, (AMT),
   1.35%, 2/1/29 *                                                                 1,320             1,320
Strategic Fund, Kurdziel Iron,
   1.32%, 5/1/10 *                                                                   900               900
Strategic Fund, Limited Obligation
   Revenue, Bowers Manufacturing Co.,
   (AMT), 1.40%, 9/1/10 *                                                            300               300
Strategic Fund, Limited Obligation
   Revenue, Creative Foam Corp.,
   (AMT), 1.40%, 11/1/11 *                                                         1,000             1,000
Strategic Fund, Limited Obligation
   Revenue, Delta Containers, Inc.,
   (AMT), 1.40%, 8/1/04 *                                                            700               700
Strategic Fund, Limited Obligation
   Revenue, Delta Containers, Inc.,
   (AMT), 1.40%, 3/1/11 *                                                          2,800             2,800
Strategic Fund, Limited Obligation
   Revenue, Horizon Development
   Project, (AMT), 1.40%, 9/1/21 *                                                   800               800
Strategic Fund, Limited Obligation
   Revenue, Jet Enterprises, (AMT),
   1.33%, 3/1/11 *                                                                 1,000             1,000
Strategic Fund, Limited Obligation
   Revenue, LPB LLC Project, (AMT),
   1.40%, 12/1/13 *                                                                  840               840
Strategic Fund, Limited Obligation
   Revenue, Motor City Mold, Inc.,
   Project, (AMT), 1.32%, 3/1/21 *                                                 3,570             3,570
Strategic Fund, Limited Obligation
   Revenue, River City Plastics, Inc.,
   (AMT), 1.40%, 3/1/21 *                                                          3,375             3,375

                                    Continued

                                       15



MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
   Revenue, Stegner East Investments
   LLC, (AMT), 1.35%, 6/1/29 *                                               $     4,365      $      4,365
Strategic Fund, Lowenstein Ventures
   LLC, (AMT), 1.40%, 7/1/12 *                                                     1,100             1,100
Strategic Fund, MacArthur, (AMT),
   1.40%, 6/1/15 *                                                                 2,400             2,400
Strategic Fund, Maco Steel, Inc., (AMT),
   1.35%, 3/1/24 *                                                                 1,995             1,995
Strategic Fund, Merrill Group, (AMT),
   1.32%, 10/1/22 *                                                                1,680             1,680
Strategic Fund, Middleville Tool & Die
   Project, (AMT), 1.40%, 9/1/13 *                                                 3,300             3,300
Strategic Fund, Molmec, Inc.,  (AMT),
   1.40%, 12/1/14 *                                                                  580               580
Strategic Fund, Nicholas Plastics,
   (AMT), 1.35%, 2/1/27 *                                                            840               840
Strategic Fund, Northern Pure Ice Co.,
   (AMT), 1.33%, 3/1/15 *                                                            670               670
Strategic Fund, Patten Monument,
   (AMT), 1.35%, 11/1/26 *                                                           910               910
Strategic Fund, Phipps Emmett
   Association, (AMT), 1.33%, 12/1/23 *                                            2,000             2,000
Strategic Fund, Plascore, Inc., Series
   B-2, (AMT), 1.53%, 6/1/14 *                                                       150               150
Strategic Fund, Proto-Techniques,
   (AMT), 1.35%, 12/1/26 *                                                         5,000             5,000
Strategic Fund, Protomark Corp.
   Project, (AMT), 1.40%, 8/1/17 *                                                   500               500
Strategic Fund, RL Enterprises LLC
   (AMT), 1.40%, 12/1/09 *                                                           600               600
Strategic Fund, Series C-1, (AMT),
   1.53%, 1/1/14 *                                                                   375               375
Strategic Fund, SFI Acquisition, Inc.,
   (AMT), 1.35%, 2/1/28 *                                                          1,245             1,245
Strategic Fund, Solid Waste Disposal,
   Grayling Generating, (AMT),
   1.20%, 1/1/14 *                                                                 3,603             3,603
Strategic Fund, Sunrise Windows, Ltd.,
   (AMT), 1.40%, 5/1/13 *                                                          1,430             1,430
Strategic Fund, Thompson Family
   Holdings, (AMT), 1.32%, 7/1/28 *                                                1,000             1,000
Strategic Fund, Trenton Forging Co.,
   (AMT), 1.23%, 6/1/20 *                                                          1,670             1,670
Strategic Fund, Trio Tool Co., (AMT),
   1.33%, 7/1/24 *                                                                 1,325             1,325
Strategic Fund, Ultra Tech Printing Co.,
   (AMT), 1.35%, 8/1/23 *                                                          1,275             1,275
Strategic Fund, Waltec American
   Forgings, (AMT), 1.40%, 10/1/09 *                                               3,000             3,000
Strategic Fund, Warren Screw Products,
   Inc., (AMT), 1.40%, 9/1/16 *                                                      400               400
Strategic Fund, Waterland, (AMT),
   1.53%, 6/1/25 *                                                                 1,000             1,000


                                    Continued
                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Wayne Disposal,
   (AMT), 1.30%, 3/1/05 *                                                    $     2,490         $   2,490
Strategic Fund, Wright K Technology,
   Inc. (AMT), 1.32%, 5/1/17 *                                                       745               745
Strategic Fund, YMCA Detroit Project,
   1.20%, 5/1/31 *                                                                   750               750
Trunk Line, 3.00%, 10/1/03                                                         2,500             2,525
University of Michigan Medical Services
   Plan Series A, 1.30%, 12/1/27 *                                                   450               450
Warren Economic Development Corp.,
   Limited Obligation, CMX Corp., (AMT),
   1.70%, 3/15/03                                                                  1,145             1,145
Washtenaw Community College, GO,
   4.70%, 4/1/03                                                                   1,025             1,029
Wayne County Building Authority,
   Series A, GO, 5.63%, 6/1/03                                                     1,790             1,814
Wayne County Community College,
   3.50%, 7/1/03                                                                   1,170             1,179
Wayne-Westland Community Schools,
   3.00%, 5/1/03                                                                     700               702
West Ottawa Public School District,
   Series A, 3.00%, 5/1/03                                                           275               276
Woodhaven Brownstown School
   District, 3.00%, 5/1/03                                                           500               501
Wyandotte City School
   District, GO, 2.50%, 5/1/03                                                       590               591
                                                                                                 ---------
                                                                                                   207,376
                                                                                                 ---------
PUERTO RICO  (3.8%)
Industrial Medical &
   Environmental Pollution Control,
   Facilities Financing Authority,
   Abbott Laboratories, 1.70%, 3/1/03                                              4,695             4,695
Industrial Medical &
   Environmental Pollution Control,
   Facilities Financing Authority,
   Merck Co., 1.75%, 12/1/03                                                       4,200             4,200
                                                                                                     8,895
                                                                                                 ---------

TOTAL MUNICIPAL BONDS                                                                              216,271
                                                                                                 ---------

MONEY MARKETS  (1.0%)
AIM Tax Free Money Market Fund                                                   882,275               882
Dreyfus Tax Exempt Money
   Market Fund                                                                 1,215,752             1,216
Federated Tax Exempt Money
   Market Fund                                                                   165,078               165
                                                                                                 ---------

TOTAL MONEY MARKETS                                                                                  2,263
                                                                                                 ---------

TOTAL INVESTMENTS (COST $232,474) (a) - 100.0%                                                     232,474

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                                            36
                                                                                                 ---------

NET ASSETS - 100.0%                                                                              $ 232,510
                                                                                                 =========


                 See notes to schedules of portfolio investments

MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
COMMERCIAL PAPER  (4.8%)
ARIZONA  (1.1%)
Mesa, 1.05%, 2/4/03                                                          $     2,970         $   2,970
                                                                                                 ---------

MICHIGAN  (1.1%)
University of Michigan, 1.05%,  2/10/03                                            3,000             3,000
                                                                                                 ---------

TEXAS  (2.6%)
City of Irving, 1.05%, 3/11/03                                                     2,200             2,200
University of Texas, 1.05%, 4/22/03                                                5,000             5,000
                                                                                                 ---------
                                                                                                     7,200
                                                                                                 ---------

TOTAL COMMERCIAL PAPER                                                                              13,170
                                                                                                 ---------

MUNICIPAL BONDS  (92.8%)
ARIZONA  (0.2%)
Phoenix, Development
   Authority, Valley of the Sun YMCA,
   1.35%, 1/1/31 *                                                                   600               600
                                                                                                 ---------

COLORADO  (8.6%)
Department of Transportation
   Revenue Anticipation Notes Series B,
   3.00%, 6/15/03                                                                  6,020             6,056
Colorado Springs, Revenue
   National Strength and Condition,
   1.25%, 11/1/22 *                                                                  775               775
Colorado Springs, Pikes Peak
   YMCA, 1.15%, 11/1/22 *                                                            900               900
Commerce City, 1.55%, 12/1/31 *                                                    2,140             2,140
Denver, City & County Airport,
   Sub-Series B, 1.15%, 12/1/20 *                                                  2,300             2,300
Denver, Health & Hospital
   Authority, Series B, 1.35%, 12/1/31 *                                           2,000             2,000
Durango, Revenue Health and
   Human Services, 1.25%, 12/15/14 *                                                 875               875
EL Paso County, School District
   Number 11 Colorado Springs Tax
   Anticipation Notes, 2.50%, 6/30/03                                              2,000             2,009
Holland Creek, 1.15%, 6/1/41 *                                                     4,000             4,000
Pinery West Metropolitan District
   Number 2, 1.30%, 11/1/32 *                                                      2,500             2,500
                                                                                                 ---------
                                                                                                    23,555
                                                                                                 ---------
FLORIDA  (1.5%)
Alachua County, Healthcare
   Facility Continuing Care,
   1.30%, 10/1/32 *                                                                1,000             1,000
Rural Utility Community,
   3.00%, 7/15/03                                                                  1,000             1,006
Rural Utility Community Revenue
   Projects Construction Series B,
   2.75%, 10/15/03                                                                 2,000             2,016
                                                                                                 ---------
                                                                                                     4,022
                                                                                                 ---------
GEORGIA  (0.5%)
Fulton County, Residential
   Care Facilities, 1.30%, 1/1/18 *                                                1,500             1,500
                                                                                                 ---------

                                    Continued

                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS, CONTINUED
IDAHO  (2.2%)
GO, 3.00%, 6/30/03                                                           $     3,000         $   3,016
Idaho State University Foundation, Inc.,
   1.15%, 5/1/21 *                                                                 2,875             2,875
                                                                                                 ---------
                                                                                                     5,891
                                                                                                 ---------
ILLINOIS  (16.7%)
Galesburg, Knox College,
   1.15%, 7/1/24 *                                                                 2,400             2,400
Hopedale, Industrial Development,
   Hopedale Medical Foundation,
   1.21%, 5/1/09 *                                                                 9,250             9,250
Development Finance Authority,
   1.15%, 10/1/08 *                                                                  600               600
Development Finance Authority,
   1.15%, 4/1/32 *                                                                 2,000             2,000
Development Finance Authority, WTVP
   Channel 47, Series A Lake County
   Family YMCA, 1.20%, 9/1/22 *                                                    3,650             3,650
Educational Facilities Authority, Field
   Museum of Natural History,
   1.15%, 11/1/25 *                                                                4,900             4,900
Educational Facilities Authority, Lake
   County Family YMCA,
   1.15%, 11/1/30 *                                                                2,900             2,900
Health Facilities Authority,
   1.15%, 1/1/16 *                                                                 3,000             3,000
Rural Bond Bank, 3.00%, 7/15/03                                                    2,000             2,012
Lake Villa, Allendale Association,
   1.20%, 10/1/26 *                                                                5,200             5,200
Macon County,  Millikin University,
   1.17%, 10/1/31 *                                                                3,300             3,300
Peoria, Peoria Academy, 1.30%, 9/1/26 *                                            4,600             4,600
Winnebago County, Health Care
   Facilities, Crusader Clinic,
   1.21%, 1/1/17 *                                                                 1,645             1,645
                                                                                                 ---------
                                                                                                    45,457
                                                                                                 ---------
INDIANA  (11.6%)
Anderson, Sewer Revenue,
   3.25%, 11/1/03                                                                    410               416
Crawfordsville, Economic
   Development, Autumn Woods
   Apartments, Series A, 1.21%, 1/1/30 *                                           3,436             3,436
Development Financial Authority for
   Mental Health, 1.25%, 12/1/22 *                                                 4,000             4,000
Development Financial Authority,
   Regional Council of Carpenters,
   1.20%, 9/1/31 *                                                                 1,475             1,475
Educational Facilities Authority
   Revenue, Indiana Wesleyan
   University, Series A, 1.20%, 6/1/28 *                                             500               500
Greenfield, Economic Development,
   1.46%, 9/1/05 *                                                                   485               485
Hamilton Southeastern Cumberland
   Campus School Building,
   2.00%, 7/10/03                                                                    430               431

                                    Continued


                                       17


MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JANUARY 31, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS, CONTINUED
INDIANA, CONTINUED
Health Facilities Authority,
   1.15%, 1/1/20 *                                                           $     5,100      $      5,100
Healthcare Facilities Revenue Southern,
   Indiana Rehabilitation Hospital,
   1.30%, 4/1/20 *                                                                 2,100             2,100
Indianapolis, State Development
   Finance Authority, Lutheran
   Educational Facilities Project,
   1.25%, 10/1/17 *                                                                4,800             4,800
Jeffersonville, Economic Development,
   Mental Health Center,
   1.30%, 9/1/22 *                                                                 2,580             2,580
Rushville, Economic Development,
   Flatrock River Lodge,
   Series A, 1.26%, 7/1/16 *                                                       1,600             1,600
Saint Joseph County, Economic
   Development Revenue,
   1.25%, 6/1/22 *                                                                 3,000             3,000
Vincennes, Economic Development,
   Lodge of the Wabash,
   1.26%, 7/1/15 *                                                                 1,810             1,810
                                                                                                 ---------
                                                                                                    31,733
                                                                                                 ---------
IOWA  (3.5%)
Iowa City, Series B, 2.50%, 6/1/03                                                 1,015             1,018
Financial Authority, Diocese of
   Sioux City, 1.15%, 3/1/19 *                                                     1,500             1,500
Financial Authority, Putnam
   Museum of History, 1.15%, 5/1/12 *                                              2,650             2,650
Higher Education Loan Authority,
   1.15%, 10/1/09 *                                                                1,500             1,500
School Cash Anticipation Program,
   2.75%, 6/20/03                                                                  3,000             3,012
                                                                                                 ---------
                                                                                                     9,680
                                                                                                 ---------
KANSAS  (0.3%)
Development Finance Authority,
   Shalom Revenue, 1.30%, 11/15/28 *                                                 900               900
                                                                                                 ---------

KENTUCKY  (3.0%)
Asset and Liability Commission,
   2.75%, 6/26/03                                                                  2,000             2,009
Breckinridge County, Association
   Counties Leasing Trust,
   1.19%, 12/1/29 *                                                                4,200             4,200
Rural Water Financial
   Corp., 2.25%, 11/1/03                                                           2,000             2,007
                                                                                                 ---------
                                                                                                     8,216
                                                                                                 ---------
LOUISIANA  (0.6%)
Public Facility Authority
   Revenue Medical Center, Louisiana
   University Hospital, 3.00%, 10/15/03                                            1,695             1,715
                                                                                                 ---------

MICHIGAN  (15.0%)
Eastern Michigan University,
   1.35%, 6/1/27 *                                                                 1,900             1,900

                                    Continued

                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Hospital Finance Authority, Health
   Equipment Loan Program, Series B,
   1.16%, 5/1/30 *                                                           $     5,000         $   5,000
Hospital Finance Authority, Hospital
   Equipment Loan Program, Series B,
   1.16%, 5/1/30 *                                                                 2,200             2,200
Hospital Finance Authority, Hospital
   Equipment Loan Program, Series B,
   1.16%, 5/1/30 *                                                                 2,900             2,900
Hospital Finance Authority, Mt.
   Clemens General Hospital,
   1.25%, 3/1/15 *                                                                 4,000             4,000
Hospital Finance Authority, Mt.
   Clemens General Hospital,
   1.10%, 8/15/15 *                                                                4,900             4,900
Housing Development Authority,
   Rental Housing, Series B,
   1.10%, 4/1/19 *                                                                 2,020             2,020
Higher Education Facility Authority
   Revenue Obligation - Adrian
   College, 1.20%, 10/1/27 *                                                       3,690             3,690
Strategic Fund, Lions Bear Lake Camp,
   1.20%, 8/1/32 *                                                                 1,200             1,200
Strategic Fund, Van Andel Research
   Institute, 1.15%, 12/1/21 *                                                     5,000             5,000
Strategic Fund, Village at Fort Gratiot
   LLC, 1.30%, 2/15/34 *                                                             885               885
University of Michigan Hospital
   Revenue, Series A, 1.30%, 12/1/19 *                                             2,000             2,000
University of Michigan, Medical Service
   Plan, Series A-1, 1.30%, 12/1/21 *                                              1,950             1,950
University of Michigan, Series A,
   1.30%, 12/1/27 *                                                                2,000             2,000
University of Michigan, Series A-2,
   1.30%, 12/1/24 *                                                                1,300             1,300
                                                                                                 ---------
                                                                                                    40,945
                                                                                                 ---------
MINNESOTA  (4.3%)
Lauderdale, Childrens Home Society,
   1.40%, 12/1/30 *                                                                3,000             3,000
Minneapolis, Minnehaha Academy
   Project, 1.40%, 5/1/26 *                                                        3,600             3,601
Rural Water Financial Authority,
   2.38%, 12/15/03                                                                 3,125             3,152
School District Tax and Aid
   Anticipation Borrowing Program,
   2.25%, 8/20/03                                                                  2,000             2,008
                                                                                                 ---------
                                                                                                    11,761
                                                                                                 ---------
MISSOURI  (1.5%)
Jackson County, School District No. 7,
   Lees Summit, 4.13%, 3/1/03                                                      1,000             1,002
Development Financial Board,
   Infrastructure Facilities, St. Louis
   Convention Center, Series C,
   1.35%, 12/1/20 *                                                                3,200             3,200
                                                                                                 ---------
                                                                                                     4,202
                                                                                                 ---------

                                    Continued

                                       18


                                                                               MUNICIPAL MONEY MARKET FUND
                                                              SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                              JANUARY 31, 2003 (UNAUDITED)
                                                                     (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS, CONTINUED
NORTH CAROLINA  (1.1%)
Capital Facilities Finance Agency,
   NCA&T University, 1.20%, 7/1/32 *                                         $     3,000         $   3,000
                                                                                                 ---------

OHIO  (12.0%)
Butler County, Healthcare
   Facilities, 1.15%, 5/1/27 *                                                     2,000             2,000
Butler County, Series B, 1.81%, 3/13/03                                              500               500
Columbiana County, Revenue,
   East Liverpool, 1.20%, 10/1/23 *                                                3,500             3,500
Coshocton County, Hospital
   Revenue, 1.30%, 3/1/14 *                                                          250               250
Franklin County, Healthcare Facilities
   Revenue, 1.20%, 7/1/33 *                                                          790               790
Independence, Economic Development
   Revenue, 1.20%, 12/1/16 *                                                       2,364             2,364
Montgomery County, Economic
   Development, Benjamin & Marian
   Arts Center, Series A, 1.20%, 4/1/11 *                                          8,000             8,000
Montgomery County, Economic
   Development, Dayton Art Institute,
   1.20%, 5/1/26 *                                                                 3,400             3,400
Montgomery County, Health Care
   Facilities, Community Blood Center,
   1.30%, 12/1/20 *                                                                1,895             1,895
Montgomery County, Health Care
   Facilities, United Cerebral Palsy
   Rehabilitation, 1.20%, 12/1/08 *                                                  100               100
Mount Vernon, Anticipation
   Notes, 2.13%, 3/24/03                                                           2,000             2,002
Summit County, Industrial
   Development Revenue, SSP Fittings
   Corp. Project, 1.30%, 9/1/11 *                                                  1,255             1,255
Toledo, City Services Special
   Assessment, 1.20%, 12/1/03 *                                                      800               800
University of Cincinnati, Series E,
   3.00%, 3/19/03                                                                    800               801
Water Development Authority,
   Pollution Control Revenue,
   Cleveland Electric, Series B,
   1.15%, 8/1/20 *                                                                 5,100             5,100
                                                                                                 ---------
                                                                                                    32,757
                                                                                                 ---------
PENNSYLVANIA  (1.1%)
North Wales, Water Authority Rural
   Water Projects Revenue,
   2.50%, 12/1/03                                                                  3,000             3,020
                                                                                                 ---------

TENNESSEE  (1.5%)
Clarksville, Public Building
   Authority, 1.30%, 7/1/31 *                                                      3,900             3,900
Clarksville, Water, Sewer &
   Gas, 4.05%, 2/1/03                                                                300               300
                                                                                                 ---------
                                                                                                     4,200
                                                                                                 ---------
TEXAS  (1.3%)
Galveston County, 3.25%, 2/1/03                                                      205               205
Galveston County, Series A,
   3.25%, 2/1/03                                                                     220               220

                                    Continued

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             -----------         ---------
MUNICIPAL BONDS, CONTINUED
TEXAS, CONTINUED
San Jacinto, Community
   College, 2.50%, 2/15/04                                                   $     1,195         $   1,212
Tax & Revenue, 2.75%, 8/29/03                                                      2,000             2,015
                                                                                                 ---------
                                                                                                     3,652
                                                                                                 ---------
WASHINGTON  (3.5%)
Economic Development Finance
   Authority, Pioneer Human Services
   Project, Series H, 1.35%, 9/1/18 *                                              5,150             5,150
Health Care Facilities Authority
   Revenue Inland Northwest Blood,
   1.20%, 8/1/26 *                                                                 4,380             4,380
                                                                                                 ---------
                                                                                                     9,530
                                                                                                 ---------
WISCONSIN  (2.8%)
Health & Educational Facilities,
   1.15%, 10/1/21 *                                                                1,060             1,060
Health Facilities, Riverview Hospital
   Association, 1.35%, 10/1/30 *                                                   3,250             3,250
Milwaukee County, Milwaukee
   Public Museum, 1.20%, 6/1/29 *                                                    350               350
Oregon, 2.00%, 9/1/03                                                                265               266
West Allis, State Fair Park
   Exposition Center, 1.20%, 8/1/28 *                                              2,700             2,700
                                                                                                 ---------
                                                                                                     7,626
                                                                                                 ---------

TOTAL MUNICIPAL BONDS                                                                              253,962
                                                                                                 ---------

MONEY MARKETS  (2.7%)
AIM Tax Free Money Market Fund                                                    89,440                89
Dreyfus Tax Exempt Money
   Market Fund                                                                 7,000,793             7,001
Federated Tax Exempt Money
   Market Fund                                                                   280,219               280
                                                                                                 ---------

TOTAL MONEY MARKETS                                                                                  7,370
                                                                                                 ---------

TOTAL INVESTMENTS (COST $274,502) (a) - 100.3%                                                     274,502

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                                                        (832)
                                                                                                 ---------

NET ASSETS - 100.0%                                                                              $ 273,670
                                                                                                 =========


NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

*  Variable rate security. Rate presented represents rate in effect at January
   31, 2003. Maturity date reflects actual maturity date.
** Effective yield at purchase.
a) Also represents cost for federal income tax purposes.
b) Collateralized by various U.S. Treasury securities.
The following abbreviations are used in these Schedules of Portfolio
Investments:
AMT - Alternative Minimum Tax Paper
GO - General Obligation
LOC - Letter of Credit
MTN - Medium Term Note



                        See notes to financial statements



                                       19

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
-------------------------------------------------------------------------------------------------
                                                    PRIME       INSTITUTIONAL     INSTITUTIONAL
                                                 MONEY MARKET    MONEY MARKET   GOVERNMENT MONEY
ASSETS:                                              FUND            FUND          MARKET FUND
                                                 ------------   -------------   ----------------
Investments, at amortized cost                    $2,100,292      $595,337           $426,858
Repurchase agreements, at cost                       161,900        86,532            107,938
                                                  ----------      --------           --------
   Total Investments                               2,262,192       681,869            534,796
Cash                                                      --            --                  1
Interest receivable                                    9,001         2,374              2,361
Receivable from Advisor and affiliates                     8             2                  3
Prepaid expenses and other assets                         45             4                 17
                                                  ----------      --------           --------
   Total Assets                                    2,271,246       684,249            537,178
                                                  ----------      --------           --------

LIABILITIES:
Distributions payable                                  1,690           680                461
Payable for investments purchased                     25,354         3,316             20,000
Accrued expenses and other payables:
   Payable to Advisor and affiliates                     774            63                120
   Distribution fees                                      91            --                 --
   Other                                                  94            13                 50
                                                  ----------      --------           --------
   Total Liabilities                                  28,003         4,072             20,631
                                                  ----------      --------           --------

NET ASSETS:
Paid-in Capital                                   $2,243,232      $680,164           $516,548
Accumulated net investment income                        (18)           12                 --
Accumulated net realized gain/(loss) from
   investment transactions                                29             1                 (1)
                                                  ----------      --------           --------
   Net Assets                                     $2,243,243      $680,177           $516,547
                                                  ==========      ========           ========

Net Assets:
   Institutional Shares                           $1,815,296      $680,177           $516,547
   Class A Shares                                    424,728            NA                 NA
   Class B Shares                                      2,153            NA                 NA
   Class C Shares                                        953            NA                 NA
   Advisor Shares                                        113            NA                 NA
                                                  ----------      --------           --------
   Total                                          $2,243,243      $680,177           $516,547
                                                  ==========      ========           ========

Shares of Beneficial Interest Outstanding
   (Unlimited number of shares authorized,
   no par value):
   Institutional Shares                            1,815,339       680,165            516,549
   Class A Shares                                    424,728            NA                 NA
   Class B Shares                                      2,152            NA                 NA
   Class C Shares                                        953            NA                 NA
   Advisor Shares                                        113            NA                 NA
                                                  ----------      --------           --------
   Total                                           2,243,285       680,165            516,549
                                                  ==========      ========           ========

Net Asset Value
Offering and redemption price per share--
Institutional Shares, Investment A Shares,
   Investment B Shares, Investment C Shares
   and Advisor Shares (a)                         $     1.00      $   1.00           $   1.00
                                                  ==========      ========           ========

                                                    GOVERNMENT     U.S. TREASURY   MICHIGAN MUNICIPAL     MUNICIPAL
                                                   MONEY MARKET     MONEY MARKET       MONEY MARKET     MONEY MARKET
ASSETS:                                                FUND             FUND              FUND               FUND
                                                   ------------    --------------  ------------------   -------------
Investments, at amortized cost                       $470,414        $  516,913         $232,474           $274,502
Repurchase agreements, at cost                             --           932,499               --                 --
                                                     --------        ----------         --------           --------
   Total Investments                                  470,414         1,449,412          232,474            274,502
Cash                                                       --                --                3                 --
Interest receivable                                     2,291             2,494              798                586
Receivable from Advisor and affiliates                     --                --                2                 --
Prepaid expenses and other assets                          16                22                5                 11
                                                     --------        ----------         --------           --------
   Total Assets                                       472,721         1,451,928          233,282            275,099
                                                     --------        ----------         --------           --------

LIABILITIES:
Distributions payable                                     303             1,056              163                165
Payable for investments purchased                      20,000                --              506              1,215
Accrued expenses and other payables:
   Payable to Advisor and affiliates                      163               298               86                 40
   Distribution fees                                       29                --               --^                 2
   Other                                                   31                49               17                  7
                                                     --------        ----------         --------           --------
   Total Liabilities                                   20,526             1,403              772              1,429
                                                     --------        ----------         --------           --------

NET ASSETS:
Paid-in Capital                                      $452,487        $1,450,715         $232,519           $273,647
Accumulated net investment income                          77                --               (9)                40
Accumulated net realized gain/(loss) from
   investment transactions                               (369)             (190)              --                (17)
                                                     --------        ----------         --------           --------
   Net Assets                                        $452,195        $1,450,525         $232,510           $273,670
                                                     ========        ==========         ========           ========

Net Assets:
   Institutional Shares                              $284,265        $1,450,525         $232,492           $240,251
   Class A Shares                                     167,930                NA               18             33,419
   Class B Shares                                          NA                NA               NA                 NA
   Class C Shares                                          NA                NA               NA                 NA
   Advisor Shares                                          NA                NA               NA                 NA
                                                     --------        ----------         --------           --------
   Total                                             $452,195        $1,450,525         $232,510           $273,670
                                                     ========        ==========         ========           ========

Shares of Beneficial Interest Outstanding
   (Unlimited number of shares authorized,
   no par value):
   Institutional Shares                               284,386         1,450,473          232,450            240,220
   Class A Shares                                     168,027                NA               18             33,431
   Class B Shares                                          NA                NA               NA                 NA
   Class C Shares                                          NA                NA               NA                 NA
   Advisor Shares                                          NA                NA               NA                 NA
                                                     --------        ----------         --------           --------
   Total                                              452,413         1,450,473          232,468            273,651
                                                     ========        ==========         ========           ========

Net Asset Value
Offering and redemption price per share--
Institutional Shares, Investment A Shares,
   Investment B Shares, Investment C Shares
   and Advisor Shares (a)                            $   1.00        $     1.00         $   1.00           $   1.00
                                                     ========        ==========         ========           ========


----------------------
(a)  Redemption price per share for Investment B Shares and Investment C Shares varies by length of time shares are held.

^    Amount less than $500.

                       See notes to financial statements

                                  20-21 SPREAD

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------
                                                PRIME       INSTITUTIONAL      INSTITUTIONAL
                                             MONEY MARKET    MONEY MARKET    GOVERNMENT MONEY
                                                FUND             FUND           MARKET FUND
                                            --------------  --------------   ----------------
INVESTMENT INCOME:
Interest income                                 $17,660         $3,081             $4,165
Dividend income                                   1,394            213                135
                                                -------         ------             ------
   Total Investment Income                       19,054          3,294              4,300
                                                -------         ------             ------

EXPENSES:
Investment advisory fees                          4,315            774              1,036
Administration fees                               1,871            336                449
Distribution services--Class A Shares               536             NA                 NA
Distribution services--Class B Shares                11             NA                 NA
Distribution services--Class C Shares                 1             NA                 NA
Distribution services--Advisor Shares                --^            NA                 NA
Administrative service--Class C Shares               --^            NA                 NA
Fund accounting fees                                183             41                 56
Transfer agent fees                                 281             47                 63
Other expenses                                      437             43                103
                                                -------         ------             ------
   Total expenses                                 7,635          1,241              1,707
   Less: Waiver and/or reimbursement
         from Advisorand/or affiliates           (1,262)          (816)              (671)
         Distribution services--Class A,
            Class B and Class C Shares waived        (1)            --                 --
                                                -------         ------             ------
   Net Expenses                                   6,372            425              1,036
                                                -------         ------             ------
   Net Investment Income                         12,682          2,869              3,264
Net realized gains/(losses) from
   investment transactions                           29              1                 --
                                                -------         ------             ------
Change in net assets resulting from operations  $12,711         $2,870             $3,264
                                                =======         ======             ======
                                                GOVERNMENT    U.S. TREASURY    MICHIGAN MUNICIPAL     MUNICIPAL
                                               MONEY MARKET    MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                   FUND            FUND               FUND               FUND
                                               ------------   --------------   ------------------   ------------
INVESTMENT INCOME:
Interest income                                   $3,825           $9,580            $2,000             $2,055
Dividend income                                      127              322                64                 39
                                                  ------           ------            ------             ------
   Total Investment Income                         3,952            9,902             2,064              2,094
                                                  ------           ------            ------             ------

EXPENSES:
Investment advisory fees                             944            2,510               528                712
Administration fees                                  409            1,088               229                247
Distribution services--Class A Shares                244               NA                --^                45
Distribution services--Class B Shares                 NA               NA                NA                 NA
Distribution services--Class C Shares                 NA               NA                NA                 NA
Distribution services--Advisor Shares                 NA               NA                NA                 NA
Administrative service--Class C Shares                NA               NA                NA                 NA
Fund accounting fees                                  55              107                36                 37
Transfer agent fees                                   67              152                36                 39
Other expenses                                       109              259                58                 84
                                                  ------           ------            ------             ------
   Total expenses                                  1,828            4,116               887              1,164
   Less: Waiver and/or reimbursement
         from Advisorand/or affiliates              (134)          (1,569)             (174)              (498)
         Distribution services--Class A,
            Class B and Class C Shares waived        (49)              --                --^               (32)
                                                  ------           ------            ------             ------
   Net Expenses                                    1,645            2,547               713                634
                                                  ------           ------            ------             ------
   Net Investment Income                           2,307            7,355             1,351              1,460
Net realized gains/(losses) from
   investment transactions                            --^               1                --                 (1)
                                                  ------           ------            ------             ------
Change in net assets resulting from operations    $2,307           $7,356            $1,351             $1,459
                                                  ======           ======            ======             ======

----------------------
^    Amount less than $500.



                       See notes to financial statements

                                  22-23 SPREAD

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
                                                PRIME                       INSTITUTIONAL              INSTITUTIONAL GOVERNMENT
                                            MONEY MARKET                     MONEY MARKET                    MONEY MARKET
                                                FUND                            FUND                            FUND
                                     --------------------------      ---------------------------     ---------------------------
                                     SIX MONTHS      YEAR            SIX MONTHS      YEAR            SIX MONTHS      YEAR
                                     ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                     JANUARY 31,     JULY 31,        JANUARY 31,     JULY 31,        JANUARY 31,     JULY 31,
                                     2003 (a)        2002 (b)        2003 (a)        2002            2003 (a)        2002 (c)
                                     ----------      ----------      -----------     -----------     ------------    -----------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income             $   12,682      $   35,227      $     2,869     $     2,783     $      3,264    $     9,596
   Net realized gains/(losses) from
      investment transactions                29              35                1              11               --             --
                                     ----------      ----------      -----------     -----------     ------------    -----------
Change in net assets resulting
   from operations                       12,711          35,262            2,870           2,794            3,264          9,596
                                     ----------      ----------      -----------     -----------     ------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Institutional Shares                 (10,449)        (27,701)          (2,868)         (2,783)          (3,264)        (9,543)
   Class A Shares                        (2,075)         (7,723)              NA              NA               NA            (55)
   Class B Shares                            (4)            (15)              NA              NA               NA             NA
   Class C Shares                            --^             --^              NA              NA               NA             NA
   Advisor Shares                            --^             --^              NA              NA               NA             NA
                                     ----------      ----------      -----------     -----------     ------------    -----------
   Change in net assets from
      shareholder distributions         (12,528)        (35,439)          (2,868)         (2,783)          (3,264)        (9,598)
                                     ----------      ----------      -----------     -----------     ------------    -----------
   Change in net assets from fund
      share transactions                 61,345       1,022,604          490,645         117,741           91,455        (20,922)
                                     ----------      ----------      -----------     -----------     ------------    -----------
   Change in net assets                  61,528       1,022,427          490,647         117,752           91,455        (20,924)
NET ASSETS:
   Beginning of period                2,181,715       1,159,288          189,530          71,778          425,092        446,016
                                     ----------      ----------      -----------     -----------     ------------    -----------
   End of period                     $2,243,243      $2,181,715      $   680,177     $   189,530     $    516,547    $   425,092
                                     ==========      ==========      ===========     ===========     ============    ===========
Accumulated Net Investment Income    $      (18)     $     (172)     $        12     $        11     $         --    $        --
                                     ==========      ==========      ===========     ===========     ============    ===========

Share Transactions: *
Institutional Shares
   Shares issued                      1,871,824       3,054,129        1,136,555         768,327          850,272      1,661,984
   Shares issued in merger                   --         753,894               --              --               --            123
   Dividends reinvested                   1,321           3,436            1,080             756            1,124          5,306
   Shares redeemed                   (1,790,198)     (2,881,252)        (646,990)       (651,341)       (759,941)     (1,652,598)
                                     ----------      ----------      -----------     -----------     ------------    -----------
   Total Institutional Shares            82,947         930,207          490,645         117,742           91,455         14,815
                                     ----------      ----------      -----------     -----------     ------------    -----------

Class A Shares
   Shares issued                        570,925         540,172               NA              NA               NA         19,828
   Shares issued in merger                   --           1,420               NA              NA               NA             --
   Dividends reinvested                   2,278           8,228               NA              NA               NA             55
   Shares redeemed                     (596,068)       (458,314)              NA              NA               NA        (55,621)
                                     ----------      ----------      -----------     -----------     ------------    -----------
   Total Class A Shares                 (22,865)         91,506               NA              NA               NA        (35,738)
                                     ----------      ----------      -----------     -----------     ------------    -----------

Class B Shares
   Shares issued                            973           2,359               NA              NA               NA             NA
   Dividends reinvested                       3              15               NA              NA               NA             NA
   Shares redeemed                         (717)         (1,502)              NA              NA               NA             NA
                                     ----------      ----------      -----------     -----------     ------------    -----------
   Total Class B Shares                     259             872               NA              NA               NA             NA
                                     ----------      ----------      -----------     -----------     ------------    -----------

Class C Shares
   Shares issued                          2,946             190               NA              NA               NA             NA
   Dividends reinvested                      --              --^              NA              NA               NA             NA
   Shares redeemed                       (2,053)           (130)              NA              NA               NA             NA
                                     ----------      ----------      -----------     -----------     ------------    -----------
   Total Class C Shares                     893              60               NA              NA               NA             NA
                                     ----------      ----------      -----------     -----------     ------------    -----------

Advisor Shares
   Shares issued                            111               4               NA              NA               NA             NA
   Dividends reinvested                      --              --^              NA              NA               NA             NA
   Shares redeemed                           --              (2)              NA              NA               NA             NA
                                     ----------      ----------      -----------     -----------     ------------    -----------
   Total Advisor Shares                     111               2               NA              NA               NA             NA
                                     ----------      ----------      -----------     -----------     ------------    -----------

Change from share transactions           61,345       1,022,647          490,645         117,742           91,455        (20,923)
                                     ==========      ==========      ===========     ===========     ============    ===========
                                               GOVERNMENT                     U.S. TREASURY                MICHIGAN MUNICIPAL
                                              MONEY MARKET                    MONEY MARKET                     MONEY MARKET
                                                  FUND                            FUND                             FUND
                                       --------------------------       --------------------------      ---------------------------
                                       SIX MONTHS       YEAR            SIX MONTHS      YEAR            SIX MONTHS      YEAR
                                       ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                       JANUARY 31,      JULY 31,        JANUARY 31,     JULY 31,        JANUARY 31,     JULY 31,
                                       2003 (a)         2002            2003 (a)        2002            2003 (a)        2002
                                       -----------      ---------       -----------     ----------      -----------     -----------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income               $     2,307      $   8,506       $     7,355     $   20,829      $     1,351     $     4,115
   Net realized gains/(losses) from
      investment transactions                   --^             3                 1              4               --              37
                                       -----------      ---------       -----------     ----------      -----------     -----------
Change in net assets resulting
   from operations                           2,307          8,509             7,356         20,833            1,351           4,152
                                       -----------      ---------       -----------     ----------      -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Institutional Shares                     (1,608)        (4,555)           (7,355)       (20,829)          (1,351)         (4,113)
   Class A Shares                             (946)        (3,954)               NA             NA               (1)             (2)
   Class B Shares                               NA             NA                NA             NA               NA              NA
   Class C Shares                               NA             NA                NA             NA               NA              NA
   Advisor Shares                               NA             NA                NA             NA               NA              NA
                                       -----------      ---------       -----------     ----------      -----------     -----------
   Change in net assets from
      shareholder distributions             (2,554)        (8,509)           (7,355)       (20,829)          (1,352)         (4,115)
                                       -----------      ---------       -----------     ----------      -----------     -----------
   Change in net assets from fund
      share transactions                   (96,679)        62,241           307,172         84,941          (60,284)        (25,000)
                                       -----------      ---------       -----------     ----------      -----------     -----------
   Change in net assets                    (96,926)        62,241           307,173         84,945          (60,285)        (24,963)
NET ASSETS:
   Beginning of period                     549,121        486,880         1,143,352      1,058,407          292,795         317,758
                                       -----------      ---------       -----------     ----------      -----------     -----------
   End of period                       $   452,195      $ 549,121       $ 1,450,525     $1,143,352      $   232,510     $   292,795
                                       ===========      =========       ===========     ==========      ===========     ===========
Accumulated Net Investment Income      $        77      $     351       $        --     $      247      $        (9)    $        (8)
                                       ===========      =========       ===========     ==========      ===========     ===========

Share Transactions: *
Institutional Shares
   Shares issued                           167,107        344,032         1,641,593      2,433,671          219,870         519,400
   Shares issued in merger                      --             --                --             --               --              --
   Dividends reinvested                         58            211               678          2,335              673           2,086
   Shares redeemed                        (161,803)      (303,998)       (1,335,099)    (2,351,061)        (280,668)       (546,451)
                                       -----------      ---------       -----------     ----------      -----------     -----------
   Total Institutional Shares                5,362         40,245           307,172         84,945          (60,125)        (24,965)
                                       -----------      ---------       -----------     ----------      -----------     -----------

Class A Shares
   Shares issued                            72,680        318,004                NA             NA               --             572
   Shares issued in merger                      --             --                NA             NA               --              --
   Dividends reinvested                      1,058          4,473                NA             NA                1               3
   Shares redeemed                        (175,779)      (300,480)               NA             NA             (161)           (612)
                                       -----------      ---------       -----------     ----------      -----------     -----------
   Total Class A Shares                   (102,041)        21,997                NA             NA             (160)            (37)
                                       -----------      ---------       -----------     ----------      -----------     -----------

Class B Shares
   Shares issued                                NA             NA                NA             NA               NA              NA
   Dividends reinvested                         NA             NA                NA             NA               NA              NA
   Shares redeemed                              NA             NA                NA             NA               NA              NA
                                       -----------      ---------       -----------     ----------      -----------     -----------
   Total Class B Shares                         NA             NA                NA             NA               NA              NA
                                       -----------      ---------       -----------     ----------      -----------     -----------

Class C Shares
   Shares issued                                NA             NA                NA             NA               NA              NA
   Dividends reinvested                         NA             NA                NA             NA               NA              NA
   Shares redeemed                              NA             NA                NA             NA               NA              NA
                                       -----------      ---------       -----------     ----------      -----------     -----------
   Total Class C Shares                         NA             NA                NA             NA               NA              NA
                                       -----------      ---------       -----------     ----------      -----------     -----------

Advisor Shares
   Shares issued                                NA             NA                NA             NA               NA              NA
   Dividends reinvested                         NA             NA                NA             NA               NA              NA
   Shares redeemed                              NA             NA                NA             NA               NA              NA
                                       -----------      ---------       -----------     ----------      -----------     -----------
   Total Advisor Shares                         NA             NA                NA             NA               NA              NA
                                       -----------      ---------       -----------     ----------      -----------     -----------

Change from share transactions             (96,679)         62,242          307,172         84,945          (60,285)        (25,002)
                                       ===========     ===========      ===========     ==========      ===========     ===========

                                                MUNICIPAL
                                              MONEY MARKET
                                                  FUND
                                       ---------------------------
                                       SIX MONTHS      YEAR
                                       ENDED           ENDED
                                       JANUARY 31,     JULY 31,
                                       2003 (a)        2002
                                       -----------     -----------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income               $     1,460     $     3,796
   Net realized gains/(losses) from
      investment transactions                   (1)             --^
                                       -----------     -----------
Change in net assets resulting
   from operations                           1,459           3,796
                                       -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Institutional Shares                     (1,227)         (3,214)
   Class A Shares                             (165)           (610)
   Class B Shares                               NA              NA
   Class C Shares                               NA              NA
   Advisor Shares                               NA              NA
                                       -----------     -----------
   Change in net assets from
      shareholder distributions             (1,392)         (3,824)
                                       -----------     -----------
   Change in net assets from fund
      share transactions                   (17,681)         60,063
                                       -----------     -----------
   Change in net assets                    (17,614)         60,035
NET ASSETS:
   Beginning of period                     291,284         231,249
                                       -----------     -----------
   End of period                       $   273,670     $   291,284
                                       ===========     ===========
Accumulated Net Investment Income      $        40     $       (28)
                                       ===========     ===========

Share Transactions: *
Institutional Shares
   Shares issued                           165,683         440,684
   Shares issued in merger                      --              --
   Dividends reinvested                         64             333
   Shares redeemed                        (174,835)       (381,983)
                                       -----------     -----------
   Total Institutional Shares               (9,088)         59,034
                                       -----------     -----------

Class A Shares
   Shares issued                            49,415          71,908
   Shares issued in merger                      --              --
   Dividends reinvested                        174             639
   Shares redeemed                         (58,182)        (71,518)
                                       -----------     -----------
   Total Class A Shares                     (8,593)          1,029
                                       -----------     -----------

Class B Shares
   Shares issued                                NA              NA
   Dividends reinvested                         NA              NA
   Shares redeemed                              NA              NA
                                       -----------     -----------
   Total Class B Shares                         NA              NA
                                       -----------     -----------

Class C Shares
   Shares issued                                NA              NA
   Dividends reinvested                         NA              NA
   Shares redeemed                              NA              NA
                                       -----------     -----------
   Total Class C Shares                         NA              NA
                                       -----------     -----------

Advisor Shares
   Shares issued                               NA              NA
   Dividends reinvested                        NA              NA
   Shares redeemed                             NA              NA
                                      -----------     -----------
   Total Advisor Shares                        NA              NA
                                      -----------     -----------

Change from share transactions            (17,681)         60,063
                                      ===========     ===========

-----------------------


(a)  Unaudited
(b)  Reflects operations for the period from October 29, 2001 (date of commencement of operations) to July 31, 2002 for Advisor Shares and from
     May 5, 2002 (date of commencement of operations) to July 31, 2002 for
     Investment C Shares.
(c)  Investment A Shares of the Institutional Government Money Market Fund were exchanged into Institutional Shares effective October 29, 2001.
*    Share transactions are at par value of $1.00 per share.
^    Amount less than $500.


                       See notes to financial statements

                                  24-25 SPREAD


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At January 31, 2003, the Trust consisted of thirty-five separate investment portfolios.

The accompanying financial statements and notes relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME
--------------
Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund
  ("Institutional Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U. S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal
  Money Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")

The Prime Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Government Money Market Fund, Michigan Municipal Money Market Fund and the Municipal Money Market Fund offer two classes of shares: Institutional Shares and Class A Shares. The Institutional Money Market Fund, Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund offer only Institutional Shares. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C Shares, distribution fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

(2) REORGANIZATION

The Trust entered into an Agreement and Plan of Reorganization (the "Reorganization") with the Kent Funds pursuant to which all of the assets and liabilities of each Kent Fund transferred to a corresponding Fifth Third Fund in exchange for shares of the Fifth Third Fund. Each Kent Fund listed below transferred all of its assets and liabilities to the corresponding Fifth Third Fund identified opposite its name in exchange for shares of such Fifth Third
Fund:

KENT FUNDS                                                FIFTH THIRD FUNDS
----------                                                -----------------
Kent Money Market Fund                                    Fifth Third Prime Money Market Fund
Lyon Street Institutional Money Market Fund               Fifth Third Institutional Money Market Fund
Kent Government Money Market Fund                         Fifth Third Institutional Government
                                                               Money Market Fund
Kent Michigan Municipal Money Market Fund                 Fifth Third Michigan Municipal
                                                               Money Market Fund

The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on October 29, 2001 and was approved by shareholders of the Kent Funds at a Special Meeting of Shareholders held on July 27, 2001. The following is a summary of shares outstanding, net assets and net asset values per share immediately before and after the reorganization:

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  INSTITUTIONAL SHARES            INVESTMENT A SHARES        INVESTMENT B SHARES
                                             -----------------------------    --------------------------  ------------------------
                                                                       NET                           NET                       NET
                                                               NET   ASSET                  NET    ASSET              NET    ASSET
                                                SHARES      ASSETS   VALUE     SHARES    ASSETS    VALUE  SHARES   ASSETS    VALUE
                                             ---------  ----------   -----    -------  --------    -----  ------   ------    -----
Kent Money Market Fund (a)                     753,894  $  753,884   $1.00      1,420  $  1,420    $1.00     --    $   --    $  --
Fifth Third Prime Money Market Fund (a)        805,648     805,649    1.00    422,463   422,475     1.00   1,579    1,579     1.00
                                             ---------  ----------   -----    -------  --------    -----   -----   ------    -----
Fifth Third Prime Money Market Fund (b) (c)  1,559,542  $1,559,533   $1.00    423,883  $423,895    $1.00   1,579   $1,579    $1.00

----------------------------------------------------------------------------------------------------------------------------------
Kent Lyon St. Institutional Money
   Market Fund (a)                              98,247  $   98,247   $1.00         NA        NA       NA      NA       NA       NA
Fifth Third Institutional Money
   Market Fund (a)                                  --          --      --         NA        NA       NA      NA       NA       NA
                                             ---------  ----------   -----    -------  --------    -----   -----   ------    -----
Fifth Third Institutional Money
   Market Fund (b)                              98,247  $   98,247   $1.00         NA        NA       NA      NA       NA       NA

----------------------------------------------------------------------------------------------------------------------------------
Kent Government Money Market Fund (a)          454,591  $  454,590   $1.00         NA        NA       NA      NA       NA       NA
   NA
Fifth Third Institutional Government
   Money Market Fund (a)                            --          --      --         NA        NA       NA      NA       NA       NA
                                             ---------  ----------   -----    -------  --------    -----   -----   ------    -----
Fifth Third Institutional Government
   Money Market Fund (b)                       454,591  $  454,590   $1.00         NA        NA       NA      NA       NA       NA

----------------------------------------------------------------------------------------------------------------------------------
Kent Michigan Municipal Money
   Market Fund (a)                             296,912  $  296,915   $1.00        204  $    204    $1.00      NA       NA       NA
Fifth Third Michigan Municipal Money
   Market Fund (a)                                  --          --      --         --        --       --      NA       NA       NA
                                             ---------  ----------   -----    -------  --------    -----   -----   ------    -----
Fifth Third Michigan Municipal Money
   Market Fund (b)                             296,912  $  296,915   $1.00        204  $    204    $1.00      NA       NA       NA

----------------------------------------------------------------------------------------------------------------------------------
(a) Before reorganization.
(b) After reorganization.
(c) The Fifth Third Prime Money Market Fund retained its investment objective and financial history after the reorganization.

(3) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security.

B. REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JANUARY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

C. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization or accretion of the premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. EXPENSES--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in a certain Share class will pay the expenses directly attributable to that Share class.

E. DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

F. FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gain sufficient to relieve it from all, or substantially all, federal income taxes.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Asset Management, Inc. receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.40% for the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Money Market Fund and 0.50% for the Municipal Money Market Fund.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the daily average net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of the average daily net assets of the Trust. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from Fifth Third computed as a percentage of the daily net assets of the Trust.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                    JANUARY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES FEE--The Trust has adopted an Administrative Services Agreement with Fifth Third with respect to Class C Shares. Under the Plan, the Funds may make payments up to 0.25% of the average daily net assets for Class C Shares in exchange for certain administrative services for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth Third serves as transfer and dividend disbursing agent, maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Transfer Agent fees are computed at 0.0225% of the average daily net assets of each Funds' shares. In addition, there shall be an annual fee of $7,500 per additional class of shares per Fund. Accounting fees are computed at 0.02% of the average daily net assets of each Funds' shares up to $500 million, 0.015% of the average daily net assets of each Funds' shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Funds' shares. The minimum annual fee per Fund shall be $30,000. In addition, there shall be an annual fee of $10,000 per additional class of shares per Fund. Custody fees are computed at 0.01% of the average daily net assets of each Funds' shares up to $25 million, 0.0075% of the average daily net assets of each Funds' shares between $25 million and $100 million, 0.005% of the average daily net assets of each Funds' shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Funds' shares plus transaction charges. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of The BISYS Group, Inc., performs sub-transfer and dividend disbursing agent services and sub-accounting services on behalf of the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of each Fund.

Effective with the Reorganization of the Funds, Fifth Third has agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses.

                                                  INSTITUTIONAL   CLASS A      CLASS B       CLASS C      ADVISOR
                                                     SHARES *     SHARES *     SHARES **     SHARES **    SHARES **
                                                  -------------   --------     ---------     ---------    ---------
Prime Money Market Fund                                0.54%       0.79%         1.55%         1.54%        0.89%
Institutional Money Market Fund                        0.22%          NA            NA            NA           NA
Institutional Government Money Market Fund             0.40%          NA            NA            NA           NA
Michigan Municipal Money Market Fund                   0.54%       0.70%            NA            NA           NA

------------
*   Contractual waivers which remain in effect until November 30, 2003.
**  Voluntary waivers which can be discontinued at any time.


Certain officers of the Trust are officers of the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(5) CONCENTRATION OF CREDIT RISK

The Michigan Municipal Money Market Fund invests a substantial proportion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)

                                                                             NET REALIZED
                                                  NET ASSET                AND UNREALIZED             LESS   NET ASSET
                                                     VALUE,          NET           GAINS/    DISTRIBUTIONS      VALUE,
                                                  BEGINNING   INVESTMENT    (LOSSES) FROM               TO      END OF       TOTAL
                                                  OF PERIOD       INCOME      INVESTMENTS     SHAREHOLDERS      PERIOD      RETURN
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL
  SHARES
Year ended 7/31/98                                    $1.00         0.05               --            (0.05)      $1.00        5.25%
Year ended 7/31/99                                    $1.00         0.05               --            (0.05)      $1.00        4.76%
Year ended 7/31/00                                    $1.00         0.05               --            (0.05)      $1.00        5.53%
Year ended 7/31/01                                    $1.00         0.05               --            (0.05)      $1.00        5.41%
Year ended 7/31/02                                    $1.00         0.02               --            (0.02)      $1.00        2.02%
Period ended 1/31/03 +                                $1.00         0.01               --^           (0.01)      $1.00        0.61%*
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/98                                    $1.00         0.05               --            (0.05)      $1.00        5.25%
Year ended 7/31/99                                    $1.00         0.04               --            (0.04)      $1.00        4.53%
Year ended 7/31/00                                    $1.00         0.05               --            (0.05)      $1.00        5.27%
Year ended 7/31/01                                    $1.00         0.05               --            (0.05)      $1.00        5.14%
Year ended 7/31/02                                    $1.00         0.02               --            (0.02)      $1.00        1.77%
Period ended 1/31/03 +                                $1.00           --^              --^              --^      $1.00        0.49%*
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES
10/11/00(c) to 7/31/01                                $1.00         0.03               --            (0.03)      $1.00        3.10%*
Year ended 7/31/02                                    $1.00         0.01               --            (0.01)      $1.00        1.00%
Period ended 1/31/03 +                                $1.00           --^              --^              --^      $1.00        0.17%*
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(c) to 7/31/02                                  $1.00           --^              --               --^      $1.00        0.19%*
Period ended 1/31/03 +                                $1.00           --^              --^              --^      $1.00        0.17%*
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(c) to 7/31/02                                $1.00         0.01               --            (0.01)      $1.00        1.02%*
Period ended 1/31/03 +                                $1.00           --^              --^              --^      $1.00        0.37%*
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND INSTITUTIONAL
  SHARES
4/11/00(c) to 12/31/00                                $1.00         0.05               --            (0.05)      $1.00        4.71%*
1/1/01 to 7/31/01(b)                                  $1.00         0.03               --            (0.03)      $1.00        2.84%*
Year ended 7/31/02                                    $1.00         0.02               --            (0.02)      $1.00        2.31%
Period ended 1/31/03 +                                $1.00         0.01               --^           (0.01)      $1.00        0.78%*
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET
  FUND INSTITUTIONAL SHARES
6/2/97(c) to 12/31/97                                 $1.00         0.03               --            (0.03)      $1.00        3.10%*
Year ended 12/31/98                                   $1.00         0.05               --            (0.05)      $1.00        5.17%
Year ended 12/31/99                                   $1.00         0.05               --            (0.05)      $1.00        4.81%
Year ended 12/31/00                                   $1.00         0.06               --            (0.06)      $1.00        6.03%
1/1/01 to  7/31/01(b)                                 $1.00         0.03               --            (0.03)      $1.00        2.71%*
Year ended 7/31/02                                    $1.00         0.02               --            (0.02)      $1.00        2.05%
Period ended 1/31/03 +                                $1.00         0.01               --            (0.01)      $1.00        0.64%*
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/98                                    $1.00         0.05               --            (0.05)      $1.00        5.13%
Year ended 7/31/99                                    $1.00         0.05               --            (0.05)      $1.00        4.60%
Year ended 7/31/00                                    $1.00         0.05               --            (0.05)      $1.00        5.31%
Year ended 7/31/01                                    $1.00         0.05               --            (0.05)      $1.00        5.23%
Year ended 7/31/02                                    $1.00         0.02               --            (0.02)      $1.00        1.79%
Period ended 1/31/03 +                                $1.00         0.01               --^           (0.01)      $1.00        0.59%*
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/98                                    $1.00         0.05               --            (0.05)      $1.00        5.13%
Year ended 7/31/99                                    $1.00         0.04               --            (0.04)      $1.00        4.41%
Year ended 7/31/00                                    $1.00         0.05               --            (0.05)      $1.00        5.10%
Year ended 7/31/01                                    $1.00         0.05               --            (0.05)      $1.00        5.02%
Year ended 7/31/02                                    $1.00         0.02               --            (0.02)      $1.00        1.58%
Period ended 1/31/03 +                                $1.00           --^              --^              --^      $1.00        0.49%*
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIOS/SUPPLEMENTAL DATA
                                                  ----------------------------------------------------------
                                                                    RATIOS OF      RATIOS OF     RATIOS OF
                                                          NET        EXPENSES            NET      EXPENSES
                                                      ASSETS,              TO     INVESTMENT            TO
                                                       END OF         AVERAGE         INCOME       AVERAGE
                                                       PERIOD             NET     TO AVERAGE           NET
                                                       (000'S)         ASSETS     NET ASSETS     ASSETS (a)
------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/98                                $   368,348           0.52%          5.13%         0.64%
Year ended 7/31/99                                $   348,366           0.52%          4.66%         0.63%
Year ended 7/31/00                                $   508,414           0.52%          5.44%         0.62%
Year ended 7/31/01                                $   802,176           0.53%          5.11%         0.63%
Year ended 7/31/02                                $ 1,732,204           0.55%          1.86%         0.65%
Period ended 1/31/03 +                            $ 1,815,296           0.54%**        1.23%**       0.66%**
------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/98                                $    36,552           0.52%          5.13%         0.99%
Year ended 7/31/99                                $    75,024           0.75%          4.39%         0.88%
Year ended 7/31/00                                $   215,082           0.77%          5.29%         0.87%
Year ended 7/31/01                                $   356,091           0.78%          4.86%         0.88%
Year ended 7/31/02                                $   447,556           0.80%          1.71%         0.89%
Period ended 1/31/03 +                            $   424,728           0.79%**        0.98%**       0.91%**
------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES
10/11/00(c) to 7/31/01                            $     1,021           1.53%**        3.63%**       1.63%**
Year ended 7/31/02                                $     1,893           1.55%          0.91%         1.64%
Period ended 1/31/03 +                            $     2,153           1.42%**        0.35%**       1.66%**
------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(c) to 7/31/02                              $        60           1.54%**        0.48%**       1.71%**
Period ended 1/31/03 +                            $       953           1.31%**        0.33%**       1.66%**
------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(c) to 7/31/02                            $         2           0.89%**        1.23%**       0.96%**
Period ended 1/31/03 +                            $       113           1.04%**        0.62%**       1.16%**
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND INSTITUTIONAL
  SHARES
4/11/00(c) to 12/31/00                            $    47,944           0.22%**        6.39%**       0.74%**
1/1/01 to 7/31/01(b)                              $    71,778           0.22%**        4.78%**       0.68%**
Year ended 7/31/02                                $   189,530           0.22%          2.11%         0.65%
Period ended 1/31/03 +                            $   680,177           0.22%**        1.48%**       0.64%**
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET
  FUND INSTITUTIONAL SHARES
6/2/97(c) to 12/31/97                             $    94,624           0.35%**        5.23%**       0.69%**
Year ended 12/31/98                               $   166,922           0.38%          5.03%         0.69%
Year ended 12/31/99                               $   215,401           0.37%          4.73%         0.65%
Year ended 12/31/00                               $   309,711           0.39%          5.92%         0.63%
1/1/01 to  7/31/01(b)                             $   410,278           0.40%**        4.56%*        0.63%**
Year ended 7/31/02                                $   425,092           0.41%          2.03%         0.64%
Period ended 1/31/03 +                            $   516,547           0.40%**        1.26%**       0.66%**
------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/98                                $   221,034           0.52%          5.02%         0.64%
Year ended 7/31/99                                $   252,987           0.56%          4.52%         0.67%
Year ended 7/31/00                                $   211,790           0.57%          5.17%         0.64%
Year ended 7/31/01                                $   238,816           0.55%          5.12%         0.60%
Year ended 7/31/02                                $   279,059           0.65%          1.75%         0.69%
Period ended 1/31/03 +                            $   284,265           0.62%**        1.05%**       0.67%**
------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/98                                $   150,286           0.52%          5.02%         0.99%
Year ended 7/31/99                                $   381,105           0.75%          4.26%         0.92%
Year ended 7/31/00                                $   264,393           0.77%          4.93%         0.89%
Year ended 7/31/01                                $   248,064           0.75%          4.92%         0.85%
Year ended 7/31/02                                $   270,062           0.85%          1.57%         0.94%
Period ended 1/31/03 +                            $   167,930           0.81%**        0.88%**       0.92%**
------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

                                  30-31 SPREAD

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR)
                                                                              NET REALIZED
                                                  NET ASSET                 AND UNREALIZED            LESS   NET ASSET
                                                     VALUE,          NET            GAINS/   DISTRIBUTIONS      VALUE,
                                                  BEGINNING   INVESTMENT     (LOSSES) FROM              TO      END OF       TOTAL
                                                  OF PERIOD       INCOME       INVESTMENTS    SHAREHOLDERS      PERIOD      RETURN
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND INSTITUTIONAL
  SHARES
Year ended 7/31/98                                    $1.00         0.05                --           (0.05)      $1.00        5.31%
Year ended 7/31/99                                    $1.00         0.05                --           (0.05)      $1.00        4.68%
Year ended 7/31/00                                    $1.00         0.06                --           (0.06)      $1.00        5.40%
Year ended 7/31/01                                    $1.00         0.05                --           (0.05)      $1.00        5.30%
Year ended 7/31/02                                    $1.00         0.02                --           (0.02)      $1.00        1.92%
Period ended 1/31/03 +                                $1.00         0.01                --^          (0.01)      $1.00        0.60%*
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 12/31/97                                   $1.00         0.03                --           (0.03)      $1.00        3.31%
Year ended 12/31/98                                   $1.00         0.03                --           (0.03)      $1.00        3.06%
Year ended 12/31/99                                   $1.00         0.03                --           (0.03)      $1.00        2.86%
Year ended 12/31/00                                   $1.00         0.04                --           (0.04)      $1.00        3.73%
1/1/01 to 7/31/01(b)                                  $1.00         0.02                --           (0.02)      $1.00        1.71%*
Year ended 7/31/02                                    $1.00         0.01                --           (0.01)      $1.00        1.41%
Period ended 1/31/03 +                                $1.00         0.01                --           (0.01)      $1.00        0.52%*
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
  CLASS A SHARES
Year ended 12/31/97                                   $1.00         0.03                --           (0.03)      $1.00        3.31%
Year ended 12/31/98                                   $1.00         0.03                --           (0.03)      $1.00        3.06%
Year ended 12/31/99                                   $1.00         0.03                --           (0.03)      $1.00        2.86%
Year ended 12/31/00                                   $1.00         0.04                --           (0.04)      $1.00        3.70%
1/1/01 to 7/31/01(b)                                  $1.00         0.02                --           (0.02)      $1.00        1.57%*
Year ended 7/31/02                                    $1.00         0.01                --           (0.01)      $1.00        1.25%
Period ended 1/31/03 +                                $1.00           --^               --              --^      $1.00        0.47%*
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES
9/21/98(c) to 9/30/98                                 $1.00           --^               --              --^      $1.00        2.74%*
10/1/98(d) to 7/31/99                                 $1.00         0.03                --           (0.03)      $1.00        2.24%*
Year ended 7/31/00                                    $1.00         0.04                --           (0.04)      $1.00        3.46%
Year ended 7/31/01                                    $1.00         0.03                --           (0.03)      $1.00        3.44%
Year ended 7/31/02                                    $1.00         0.01                --           (0.01)      $1.00        1.45%
Period ended 1/31/03 +                                $1.00           --^               --^             --^      $1.00        0.50%*
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND CLASS A SHARES (e)
Year ended 9/30/97                                    $1.00         0.03                --           (0.03)      $1.00        2.72%
Year ended 9/30/98                                    $1.00         0.03                --           (0.03)      $1.00        2.74%
10/1/98(d) to 7/31/99                                 $1.00         0.03                --           (0.03)      $1.00        2.18%*
Year ended 7/31/00                                    $1.00         0.03                --           (0.03)      $1.00        3.40%
Year ended 7/31/01                                    $1.00         0.03                --           (0.03)      $1.00        3.37%
Year ended 7/31/02                                    $1.00         0.01                --           (0.01)      $1.00        1.38%
Period ended 1/31/03 +                                $1.00           --^               --^             --^      $1.00        0.46%*
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIOS/SUPPLEMENTAL DATA
                                                  ----------------------------------------------------------
                                                                    RATIOS OF      RATIOS OF     RATIOS OF
                                                          NET        EXPENSES            NET      EXPENSES
                                                      ASSETS,              TO     INVESTMENT            TO
                                                       END OF         AVERAGE         INCOME       AVERAGE
                                                       PERIOD             NET     TO AVERAGE           NET
                                                       (000'S)         ASSETS     NET ASSETS     ASSETS (a)
------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND INSTITUTIONAL
  SHARES
Year ended 7/31/98                                $   876,089           0.38%          5.19%         0.62%
Year ended 7/31/99                                $   856,286           0.38%          4.57%         0.62%
Year ended 7/31/00                                $   871,657           0.38%          5.26%         0.62%
Year ended 7/31/01                                $ 1,058,407           0.39%          5.08%         0.64%
Year ended 7/31/02                                $ 1,143,352           0.41%          1.88%         0.64%
Period ended 1/31/03 +                            $ 1,450,525           0.41%**        1.17%**       0.66%**
------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 12/31/97                               $   211,682           0.52%          3.27%         0.63%
Year ended 12/31/98                               $   323,272           0.54%          3.00%         0.64%
Year ended 12/31/99                               $   292,619           0.53%          2.82%         0.63%
Year ended 12/31/00                               $   295,219           0.53%          3.67%         0.62%
1/1/01 to 7/31/01(b)                              $   317,543           0.54%**        2.93%**       0.63%**
Year ended 7/31/02                                $   292,618           0.54%          1.41%         0.65%
Period ended 1/31/03 +                            $   232,492           0.54%**        1.02%**       0.67%**
------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
  CLASS A SHARES
Year ended 12/31/97                               $       289           0.52%          3.22%         0.63%
Year ended 12/31/98                               $       346           0.54%          3.02%         0.64%
Year ended 12/31/99                               $       658           0.53%          2.82%         0.63%
Year ended 12/31/00                               $       160           0.54%          3.44%         0.63%
1/1/01 to 7/31/01(b)                              $       215           0.79%**        2.67%**       0.88%**
Year ended 7/31/02                                $       177           0.70%          1.26%         0.91%
Period ended 1/31/03 +                            $        18           0.64%**        0.94%**       0.92%**
------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES
9/21/98(c) to 9/30/98                             $     7,953           0.63%*         3.09%**       0.63%**
10/1/98(d) to 7/31/99                             $    17,682           0.61%*         2.66%**       0.94%**
Year ended 7/31/00                                $   100,995           0.31%          3.51%         0.83%
Year ended 7/31/01                                $   190,268           0.29%          3.33%         0.74%
Year ended 7/31/02                                $   249,280           0.34%          1.43%         0.77%
Period ended 1/31/03 +                            $   240,251           0.44%**        1.03%**       0.79%**
------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND CLASS A SHARES (e)
Year ended 9/30/97                                $    60,284           0.80%          2.79%         0.80%
Year ended 9/30/98                                $    44,494           0.71%          2.88%         0.71%
10/1/98(d) to 7/31/99                             $    26,715           0.75%**        2.60%**       1.19%**
Year ended 7/31/00                                $    29,693           0.38%          3.33%         1.08%
Year ended 7/31/01                                $    40,981           0.36%          3.26%         0.99%
Year ended 7/31/02                                $    42,004           0.41%          1.35%         1.02%
Period ended 1/31/03 +                            $    33,419           0.51%**        0.96%**       1.04%**
------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS FOOTNOTES

(a)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b)  The Fund changed its fiscal year to July 31 from December 31.
(c)  Reflects date of commencement of operations.
(d)  Reflects operations for the period from October 1, 1998 through July 31,
     1999.
(e)  Information for the period to September 21, 1998 is for the Tax Exempt
     Money Market Fund, the predecessor fund of the Fifth Third Tax Exempt Money
     Market Fund.
*    Not annualized.
**   Annualized.
^    Amount less than $0.005.
+    Unaudited.

                       See notes to financial statements

                                  32-33 SPREAD

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

ADDRESSES
-------------------------------------------------------------------------------------------------

Fifth Third Funds                                         Fifth Third Funds
Money Market Mutual Funds                                 3435 Stelzer Road
                                                          Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------

Investment Advisor                                        Fifth Third Asset Management Inc.
                                                          38 Fountain Square Plaza
                                                          Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------

Distributor                                               Fifth Third Funds Distributor, Inc.
                                                          3435 Stelzer Road
                                                          Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing           Fifth Third Bank
  Agent, Fund Accountant and Custodian                    38 Fountain Square Plaza
                                                          Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------

Sub-Administrator                                         BISYS Fund Services Limited Partnership
                                                          3435 Stelzer Road
                                                          Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------

Sub-Transfer Agent and Sub-Fund Accountant                BISYS Fund Services Ohio, Inc.
                                                          3435 Stelzer Road
                                                          Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------

Independent Auditors                                      PricewaterhouseCoopers LLP
                                                          100 East Broad Street
                                                          Suite 2100
                                                          Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------

Logo: Fifth Third Funds

3/03

                                                                      SAR-MMF-03